As filed with the Securities and Exchange Commission on August 22, 2002

                                                 Securities Act File No. 2-94935
                                            Investment Company File No. 811-4179

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                                    FORM N-1A


           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]
                         Pre-Effective Amendment No.                         [ ]
                                                    ---
                       Post-Effective Amendment No. 37                       [X]
                                                   ----

                                     and/or


      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                                Amendment No. 39
                                             ---

                              CORTLAND TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)
                                600 Fifth Avenue
                          New York, New York 10020-2302
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (212) 830-5200
                                                           --------------
                                 STEVEN W. DUFF
                            c/o Cortland Trust, Inc.
                                600 Fifth Avenue
                          New York, New York 10020-2302

                     (Name and Address of Agent for Service)
                          Copy to: Jules Buchwald, Esq.
                       Kramer Levin Naftalis & Frankel LLP
                                919 Third Avenue
                              New York, N.Y. 10022
                                 (212) 715-7507

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):


     [ ] immediately upon filing pursuant to paragraph (b)

     [X] on August 26, 2002 pursuant to paragraph (b)

     [ ] 60 days after filing pursuant to paragraph (a)

     [ ] on (date) pursuant to paragraph (a) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2)

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                Explanatory Note


This post-effective amendment to the registration statement of Cortland Trust, Inc. (File No. 2-94935) is intended to amend the prospectuses and statement of additional information filed on June 28, 2002 with post-effective amendment No. 34 relating to the Cortland General Money Market Fund - MetLife Money Market Fund Class and MetLife Premier Money Market Fund Class. Among other items, please note the change of class names: the MetLife Money Market Fund Class and the MetLife Premiere Money Market Fund Class names have been changed to Short Term Fund General Shares and Short Term Fund Premiere Shares, respectively.

This post-effective amendment is not intended to amend the prospectus and statement of additional information of the Cortland Shares (effective date: July 29, 2002), or the prospectus and statement of additional information (expected effective date: September 23, 2002) relating to CIBC World Markets Primary Reserve Fund Class, CIBC World Markets Government Reserve Fund Class and CIBC World Markets Municipal Reserve Fund Class.

--------------------------------------------------------------------------------

                                 SHORT TERM FUND
     ----------------------------[graphic omitted]-----------------------
General Shares of Cortland Trust, Inc. - Cortland General Money Market Fund

--------------------------------------------------------------------------------

PROSPECTUS
August 26, 2002



Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for individuals and institutional customers. This Prospectus relates exclusively to the Short Term Fund General Shares (the "Short Term Shares") of the Cortland General Money Market Fund (the "Fund") offered exclusively by MetLife Securities, Inc. and its affiliated Broker-Dealers (respectively, Nathan & Lewis Securities, Inc., New England Securities Corp., and Walnut Street Securities, Inc.) (the "MetLife Broker-Dealers").




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





Cortland Trust, Inc.
600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5280

                                TABLE OF CONTENTS

    3    Risk/Return Summary: Investments, Risks and  Performance

    6    Fee Table

    7    Investment Objective, Principal Investment Strategies and Related Risks

    12   Management, Organization and Capital Structure

    12   Shareholder Information

    13   Dividends and Taxes

            RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").


     The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.


PRINCIPAL RISKS

     o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

     o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

     o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Fund's investments would decline in value.

     o The Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

RISK/RETURN BAR CHART


     The following bar chart and table provide information on the Cortland General Money Market Fund shares (the "Cortland Shares") of the Fund and may assist you in your decision to invest in the Short Term Shares of the Fund. The bar chart shows how the Fund's annual returns have changed over the last ten calendar years. The table shows the Cortland Shares' average annual returns for the last one, five and ten year periods. While analyzing this information, please note that the Cortland Shares' past performance is not an indicator of how either the Cortland Shares or the Short Term Shares will perform in the future. Moreover, the performance figures in the bar chart and table are based upon the Cortland Shares' expenses, which are different from the Short Term Shares' expenses. The Fund's current 7-day yield may be obtained by calling the appropriate MetLife Broker-Dealer toll-free at the number listed below:

     MetLife Securities, Inc.                1-800-638-8378
     Nathan & Lewis Securities, Inc.         1-800-873-7702
     New England Securities, Corp.           1-800-472-7227
     Walnut Street Securities, Inc.          1-800-862-6363

                        CORTLAND SHARES (1),(2),(3),(4)


[GRAPHIC OMITTED]

CALENDAR YEAR END        % TOTAL RETURN


2001                     3.39%
2000                     5.58%
1999                     4.38%
1998                     4.71%
1997                     4.71%
1996                     4.53%
1995                     5.05%
1994                     3.31%
1993                     2.55%
1992                     3.16%


---------------------------------------------------------------

(1) The chart shows returns for the Cortland Shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2001, there were no Short Term Shares issued by the Fund. All classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. If the expenses of the Short Term Shares are higher than the Cortland Shares, then your returns will be lower.

(2) The Cortland Shares' highest quarterly return was 1.43% for the quarter ended September 30, 2000; the lowest quarterly return was 0.43% for the quarter ended December 31, 2001.

(3) MetLife Broker-Dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

(4)  The Cortland Shares' year-to-date return as of 6/30/02 was 0.52%.


Average Annual Total Returns - Cortland Shares

For the periods ended December 31, 2001



       One Year                                                3.39%
       Five Years                                              4.55%
       Ten Years                                               4.13%

                                    FEE TABLE
--------------------------------------------------------------------------------

   This table describes the fees and expenses that you may pay if you buy and hold Short Term Shares of the Fund.



   Shareholder Fees
   (fees paid directly from your investment)

   Sales Charge (Load) Imposed on Purchases.......None



   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)


                                                    SHORT TERM SHARES


   Management Fees                                        0.74%

   Distribution and Service (12b-1) Fees                  0.25%
   Other Expenses*                                        0.11%
                                                          -----

   Total Annual Fund Operating Expenses                   1.10%
                                                          =====


--------------

* Estimated because there were no Short Term Shares issued during the fiscal year ended March 31, 2002.



Example



This Example is intended to help you compare the cost of investing in the Short Term Shares of the Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the Short Term Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Short Term Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                     1 Year           3 Years

                                     $112             $350

              INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
                                AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").


     The Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board" of Cortland Trust, Inc. ("Cortland"), of which the Fund is a series, believes present minimal credit risk.


     The Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its total assets at the time of purchase.

     The Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.


     The Fund will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.


     Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.


     The Fund invests in high quality debt obligations with relatively short maturities. The Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

     The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuers and market factors.


     The Fund may enter into the following arrangements.


     REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis.


     In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the investment adviser believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.


     Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.


     REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements, which involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. The Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. The Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.


     DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.


     Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.


     If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation; or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks.


     No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Fund's net assets would become so committed. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

     Consistent with the objective of stability of principal, the Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Fund invests in debt securities having remaining maturities of 397 days or less and maintains a weighted average maturity for the Fund of 90 days or less. However, there can be no assurance that the Fund's net asset value per share of $1.00 will be maintained.



PRINCIPAL RISKS

     The Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.


     However, the Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.


     Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.


     In addition, the Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.


     Investors should also note that the Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------


     The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of July 31, 2002, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $13.9 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fifteen other registered investment companies, of which it acts as administrator for eleven. The Manager also advises pension trusts, profit-sharing trusts and endowments.


     Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.


     The Fund pays the Manager an annual fee, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets: .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .750% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2002, the Company paid the Manager fees that represented 0.75% of the Fund's average daily net assets, on an annualized basis. During this fiscal year, expenses borne by the Fund, including fees paid to the Manager, amounted to 1.01% of the Fund's average daily net assets, on an annualized basis.



                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASES THROUGH A METLIFE BROKER-DEALER


     Only the Short Term Shares of the Fund are offered through this Prospectus. These shares are offered through a MetLife Broker-Dealer. All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual accounts.


     There is no minimum initial or subsequent investment for Short Term Shares.

     Investors may submit their initial and subsequent investments directly through a MetLife Broker-Dealer. For an initial investment, investors should submit payment and, if required, a completed Investor Application to their MetLife Broker-Dealer, who will transmit such payment to the Company on behalf of the investor and supply the Company with required account information. The MetLife Broker-Dealers offer automatic daily "sweep" of funds between your brokerage account and the Fund. Sweep account balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Short Term Shares, contact your Broker-Dealer representative. The Company is not responsible for any delay caused by a MetLife Broker-Dealer in forwarding an order to the Company. The MetLife Broker-Dealers have a responsibility to transmit orders promptly.


     When instructed by a shareholder to purchase or redeem shares, a MetLife Broker-Dealer, on behalf of the shareholder, promptly transmits to the Company's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.


INITIAL AND SUBSEQUENT PURCHASES:

     By Check:

     Make your check payable to MetLife Bank (please include your account number on the check) and mail or deliver your check to the Bank c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830.


     By Sweep:

     MetLife Broker-Dealers offer automatic daily "sweep" of funds from your brokerage account to the Fund.


GENERAL INFORMATION ON PURCHASES


     All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual investor accounts. Short Term Shares of the Fund may be purchased through a MetLife Broker-dealer c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830. Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


     An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order.

     Net asset value is normally determined at 12 noon Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 12 noon Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into Federal Funds within two business days and are accepted subject to collection at full face amount. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.


     Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.


HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 12 noon Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 12 noon Eastern time, the redemption will be made on the next business day.


     Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.


REDEMPTIONS THROUGH A METLIFE BROKER-DEALER



     Shareholders may redeem shares by instructing their MetLife Broker-Dealer to effect their redemption transactions. MetLife Broker-Dealers will transmit the required redemption information to the Company and the proceeds from that redemption will be transmitted to the MetLife Broker-Dealer for the account of the shareholder. The MetLife Broker-Dealers may impose redemption minimums, service fees or other requirements. The MetLife Broker-Dealers have a responsibility to transmit redemption requests promptly.


     You may redeem Short Term Shares by contacting your account executive.

DISTRIBUTOR

     The Fund has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreement") with Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to a plan of distribution (the "Plan") adopted pursuant to Rule12b-1 under the 1940 Act and initially approved by the Board on June 13, 2002, the Fund may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments (12b-1 fees) directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Fund, out of its past profits or from any other source available to the Distributor.


     The Plan will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if the Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.


     As a result of Rule 12b-1 fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.



                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

     It is the policy of the Company, with respect to the Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.


TAXES

     The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will each satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.


     If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.


     Distributions by the Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.


     Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year.


     A shareholder will recognize gain or loss upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as the Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of the Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

     If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.


     Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by the Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.


     The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the SAI Information. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

                      This Page Intentionally Left Blank.

                      This Page Intentionally Left Blank.

Short Term Fund
General Shares of Cortland Trust, Inc. -
Cortland General Money Market Fund




A Statement of Additional Information
(SAI) dated August 26, 2002 includes
additional information about the Fund
and its investments and is incorporated
by reference into this prospectus.
Additional information about the Fund's
investments is available in the Fund's               Short Term Fund
annual and semi-annual reports to                    ------XXXX------
shareholders. In the Fund's annual                    General Shares
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during the last
fiscal year. You may obtain the SAI and
the Annual and Semi-Annual Reports and
other material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial
intermediary or the Fund.

========================================


A current SAI has been filed with the
Securities and Exchange Commission. You
may visit the EDGAR database on the
Securities and Exchange Commission's
Internet website (www.sec.gov) to view
the SAI, material incorporated by
reference and other information. Copies
of the information may be obtained,
after paying a duplication fee, by
sending an electronic request to
publicinfo@sec.gov. These materials can
also be reviewed and copied at the
Commission's Public Reference Room in
Washington D.C. Information on the
operation of the Public Reference Room
may be obtained by calling the
Commission at 1-202-942-8090. In
addition, copies of these materials may
be obtained, upon payment of a
duplicating fee, by writing the Public
Reference Section of the Commission,
Washington, D.C. 20549-6009.
                                                          PROSPECTUS

                                                        August 26, 2002

Investment Company Act No. 811-4179

  Reich & Tang Distributors, Inc.
      600 Fifth Avenue
     New York, NY 10020
       (212) 830-5220

--------------------------------------------------------------------------------

                                 SHORT TERM FUND
     ----------------------------[graphic omitted]-----------------------
Premiere Shares of Cortland Trust, Inc. - Cortland General Money Market Fund

--------------------------------------------------------------------------------

PROSPECTUS
August 26, 2002



Cortland Trust, Inc. (the "Company") is an open-end, diversified money market fund designed as a cash management service for individuals and institutional customers. This Prospectus relates exclusively to the Short Term Fund General Shares (the "Short Term Premiere Shares") of the Cortland General Money Market Fund (the "Fund") offered exclusively by MetLife Securities, Inc. and its affiliated Broker-Dealers (respectively, Nathan & Lewis Securities, Inc., New England Securities Corp., and Walnut Street Securities, Inc.) (the "MetLife Broker-Dealers").




The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.





Cortland Trust, Inc.
600 FIFTH AVENUE
NEW YORK, NY 10020
(212) 830-5280

                                TABLE OF CONTENTS

    3    Risk/Return Summary: Investments, Risks and  Performance

    6    Fee Table

    7    Investment Objective, Principal Investment Strategies and Related Risks

    12   Management, Organization and Capital Structure

    12   Shareholder Information

    13   Dividends and Taxes

            RISK/RETURN SUMMARY: INVESTMENTS, RISKS AND PERFORMANCE
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund intends to achieve its investment objective by investing at least 80% of its assets in marketable securities and instruments issued or guaranteed by the U.S. Government or by its agencies or instrumentalities ("U.S. Government Obligations"), in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").


     The Fund is a money market fund and seeks to maintain an investment portfolio with a dollar-weighted average maturity of 90 days or less, to value its investment portfolio at amortized cost and to maintain a net asset value of $1.00 per share.


PRINCIPAL RISKS

     o Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The value of the Fund's shares and the securities held by the Fund can each decline in value due to changes in interest rates. For example, rising interest rates cause the prices of the Fund's securities to decrease.

     o An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency.

     o Payment of interest and preservation of capital are dependent upon the continuing ability of issuers and/or obligators of state, municipal, public authority, and corporate debt obligations to meet their payment obligations. If such issuers fail to make timely payments of interest and principal, the Fund's investments would decline in value.

     o The Fund may invest in obligations from foreign issuers and is subject to risks involving a lack of liquidity, imposition of foreign taxes, and other adverse results due to political and economic developments.

RISK/RETURN BAR CHART


     The following bar chart and table provide information on the Cortland General Money Market Fund shares (the "Cortland Shares") of the Fund and may assist you in your decision to invest in the Short Term Premiere Shares of the Fund. The bar chart shows how the Fund's annual returns have changed over the last ten calendar years. The table shows the Cortland Shares' average annual returns for the last one, five and ten year periods. While analyzing this information, please note that the Cortland Shares' past performance is not an indicator of how either the Cortland Shares or the Short Term Premiere Shares will perform in the future. Moreover, the performance figures in the bar chart and table are based upon the Cortland Shares' expenses, which are different from the Short Term Premiere Shares' expenses. The Fund's current 7-day yield may be obtained by calling the appropriate MetLife Broker-Dealer toll-free at the number listed below:

     MetLife Securities, Inc.                1-800-638-8378
     Nathan & Lewis Securities, Inc.         1-800-873-7702
     New England Securities, Corp.           1-800-472-7227
     Walnut Street Securities, Inc.          1-800-862-6363

                        CORTLAND SHARES (1),(2),(3),(4)


[GRAPHIC OMITTED]

CALENDAR YEAR END        % TOTAL RETURN


2001                     3.39%
2000                     5.58%
1999                     4.38%
1998                     4.71%
1997                     4.71%
1996                     4.53%
1995                     5.05%
1994                     3.31%
1993                     2.55%
1992                     3.16%


-------------------------------------------------------

(1) The chart shows returns for the Cortland Shares of the Fund (which are not offered by this Prospectus) since, as of December 31, 2001, there were no Short Term Premiere Shares issued by the Fund. All classes of the Fund will have substantially similar annual returns because the shares are invested in the same portfolio of securities and the annual returns differ only to the extent that the classes do not have the same expenses. If the expenses of the Short Term Premiere Shares are higher than the Cortland Shares, then your returns will be lower.

(2) The Cortland Shares' highest quarterly return was 1.43% for the quarter ended September 30, 2000; the lowest quarterly return was 0.43% for the quarter ended December 31, 2001.

(3) MetLife Broker-Dealers may charge a fee to investors for purchasing and redeeming shares. Therefore, the net return to such investors may be less than if they had invested in the Fund directly.

(4)  The Cortland Shares' year-to-date return as of 6/30/02 was 0.52%.


Average Annual Total Returns - Cortland Shares

For the periods ended December 31, 2001



       One Year                                                3.39%
       Five Years                                              4.55%
       Ten Years                                               4.13%

                                    FEE TABLE
--------------------------------------------------------------------------------

   This table describes the fees and expenses that you may pay if you buy and hold Short Term Premiere Shares of the Fund.



   Shareholder Fees
   (fees paid directly from your investment)

   Sales Charge (Load) Imposed on Purchases.......None



   Annual Fund Operating Expenses
   (expenses that are deducted from Fund assets)


                                                    SHORT TERM PREMIERE SHARES


   Management Fees                                        0.74%

   Distribution and Service (12b-1) Fees                  0.25%
   Other Expenses*                                        0.11%
                                                          -----

   Total Annual Fund Operating Expenses                   1.10%
                                                          =====


--------------

* Estimated because there were no Short Term Premiere Shares issued during the fiscal year ended March 31, 2002.



Example



This Example is intended to help you compare the cost of investing in the Short Term Premiere Shares of the Fund with the cost of investing in other money market funds.

Assume that you invest $10,000 in the Short Term Premiere Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. Also assume that your investment has a 5% return each year and that the Short Term Premiere Shares' operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                     1 Year           3 Years

                                     $112             $350

    INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

     The Fund seeks to provide its investors with as high a level of current income as is consistent with preservation of capital and liquidity. There can be no assurance that the Fund will achieve its investment objective.


PRINCIPAL INVESTMENT STRATEGIES

     The Fund seeks to achieve its objective by investing at least 80% of its assets in U.S. Government Obligations, in bank instruments (domestic and foreign), in trust instruments, in corporate commercial instruments and in other corporate instruments maturing in 397 days or less (collectively, "Money Market Obligations").


     The Fund may invest in bank instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. The Fund may also invest in corporate instruments supported by bank letters of credit. The Fund generally limits investments in bank instruments to (a) those that are fully insured as to principal by the FDIC or (b) those issued by banks which at the date of their latest public reporting have total assets in excess of $1.5 billion. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may invest in bank instruments issued by institutions that the Board of Directors (the "Board" of Cortland Trust, Inc. ("Cortland"), of which the Fund is a series, believes present minimal credit risk.


     The Fund may invest up to 100% of its assets in obligations issued by banks, and up to 10% of its assets in obligations issued by any one bank, subject to the provisions of Rule 2a-7 of the Investment Company Act of 1940, as amended (the "1940 Act"). If the bank is a domestic bank, it must be a member of the FDIC. The Fund may invest in U.S. dollar-denominated obligations issued by foreign branches of domestic banks or foreign branches of foreign banks ("Eurodollar" obligations) and domestic branches of foreign banks ("Yankee dollar" obligations). The Fund will limit its aggregate investments in foreign bank obligations, including Eurodollar obligations and Yankee dollar obligations, to 25% of its total assets at the time of purchase, provided that there is no limitation upon the Fund investments in (a) Eurodollar obligations, if the domestic parent of the foreign branch issuing the obligation is unconditionally liable in the event that the foreign branch fails to pay on the Eurodollar obligation for any reason; and (b) Yankee dollar obligations, if the U.S. branch of the foreign bank is subject to the same regulation as U.S. banks. Eurodollar, Yankee dollar and other foreign bank obligations include time deposits, which are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund will limit its purchases of time deposits to those that mature in seven days or less, and will limit its purchases of time deposits maturing in two to seven days to 10% of its total assets at the time of purchase.

     The Fund may invest in short-term corporate obligations and instruments, including but not limited to corporate commercial paper, notes, bonds and debentures. Corporate commercial instruments generally consist of short-term unsecured promissory notes issued by corporations. The Fund may also purchase variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet the foregoing quality criteria. The interest rate on a variable amount master demand note is periodically redetermined according to a prescribed formula. Although there is no secondary market in master demand notes, the payee may demand payment of the principal and interest upon notice not exceeding five business or seven calendar days. The Fund may also purchase participation interests in loans extended by banks to companies, provided that both such banks and such companies meet the quality standards set forth above. (See the Statement of Additional Information ("SAI") for information with respect to corporate commercial instruments and bond ratings.) The Fund may also invest in fixed or variable rate debt units representing an undivided interest in a trust's distributions of principal and interest that a trust receives from an underlying portfolio of bonds issued by a highly rated corporate or U.S. Government agency issuer and/or payments from re-characterized distributions made possible by the swap of certain payments due on the underlying bonds. The Fund's investment will be limited solely to the debt units and in each case, must meet the credit quality standards under Rule 2a-7 of the 1940 Act. Debt units will be purchased by the Fund as an institutional accredited investor pursuant to a private placement memorandum. Sale of debt units will be effected pursuant to Rule 144A or other exemptions from registration under the Securities Act of 1933, subject to the eligibility of the purchaser and compliance with trust agreement requirements. The Fund's investment adviser (the "Manager") will monitor the liquidity of the debt units under the supervision of the Board.


     The Fund will invest only in U.S. dollar-denominated securities that are rated in one of the two highest rating categories for debt obligations by at least two nationally recognized statistical rating organizations ("NRSROs") (or one NRSRO if the instrument was rated by only one such organization) or, if unrated, are of comparable quality as determined in accordance with procedures established by the Board. The NRSROs currently rating instruments of the type the Fund may purchase are Moody's Investors Service, Standard & Poor's, a division of the McGraw-Hill Companies, and Fitch, Inc.


     Investments in rated securities not rated in the highest category by at least two NRSROs (or one NRSRO if the instrument was rated by only one such organization), and unrated securities not determined by the Board to be comparable to those rated in the highest category, will be limited to 5% of a Fund's total assets, with the investment in any such issuer being limited to not more than the greater of 1% of a Fund's total assets or $1 million. The Fund may invest in obligations issued or guaranteed by the U.S. Government without any such limitation.


     The Fund invests in high quality debt obligations with relatively short maturities. The Fund seeks to achieve its objective by investing in different types of securities, as described below. Unless otherwise stated, the investment policies and restrictions set forth below are not fundamental policies, and may be changed by the Board, with notice to shareholders.

     The securities in which the Fund invests may not yield as high a level of current income as longer term or lower grade securities, which generally have less liquidity and greater fluctuation in value. The values of the securities in which the Fund invests fluctuate based upon interest rates, the financial stability of the issuers and market factors.


     The Fund may enter into the following arrangements.


     REPURCHASE AGREEMENTS. Under a repurchase agreement, the purchaser (for example, the Fund) acquires ownership of an obligation and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such investment more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements that expire in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis.


     In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities. However, the total assets of a bank will not be the sole factor determining the Fund's investment decisions, and the Fund may enter into repurchase agreements with other institutions that the investment adviser believes present minimal credit risk. Nevertheless, if the seller of a repurchase agreement fails to repurchase the obligation in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realized on the sale of the underlying obligation are less than the repurchase price. A repurchase agreement may be considered a loan to the seller of the underlying security. Income with respect to repurchase agreements is not tax-exempt.


     Securities purchased pursuant to a repurchase agreement are held by the Fund's custodian and either (i) the securities are recorded in the name of the Fund with the Federal Reserve Book-Entry System, or (ii) the Fund receives daily written confirmation of each purchase of a security and a receipt from the custodian. The Fund purchases a security subject to a repurchase agreement only when the purchase price of the security is equal to or less than its market price at the time of purchase.


     REVERSE REPURCHASE AGREEMENTS. The Fund may also enter into reverse repurchase agreements, which involve the sale by the Fund of a portfolio security at an agreed upon price, date and interest payment. The Fund will enter into reverse repurchase agreements for temporary or defensive purposes to facilitate the orderly sale of portfolio securities, to accommodate abnormally heavy redemption requests, or in some cases as a technique to enhance income. The Fund will use a reverse repurchase agreement when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the reverse repurchase transaction. The Fund will enter into reverse repurchase agreements only in amounts up to 10% of the value of its total assets at the time of entering into such agreements. Reverse repurchase agreements involve the risk that the market value of securities retained by the Fund in lieu of liquidation may decline below the repurchase price of the securities sold by the Fund that it is obligated to repurchase. This risk, if realized, could cause a reduction in the net asset value of the Fund's shares. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. As such, they are subject to limitations on the level of Fund assets that may be invested in such instruments.


     DELAYED DELIVERY AND WHEN-ISSUED SECURITIES. Delayed delivery agreements are commitments by the Fund to dealers or issuers to acquire securities beyond the customary same-day settlement for money market instruments. These commitments fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager may anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Fund; therefore, to assure that the Fund will be as fully invested as possible in instruments meeting its investment objective, it may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days.


     Money Market Obligations and Municipal Securities are sometimes offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Instruments or Municipal Securities with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if the Manager deems it to be advisable.


     If the Fund enters into a delayed delivery agreement or purchases a when-issued security, the Fund will direct its custodian to place liquid assets (including Money Market Obligations and Municipal Securities) in a segregated account in an amount equal to its delayed delivery agreements or when-issued commitments. If the market value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of the Fund's delayed delivery agreements and when-issued commitments. To the extent that funds are in a segregated account, they will not be available for new investment or to meet redemptions. Investment in securities on a when-issued basis and use of delayed delivery agreements may increase the Fund's exposure to market fluctuation; or may increase the possibility that the Fund will incur a short-term loss, if the Fund must engage in portfolio transactions in order to honor a when-issued commitment or accept delivery of a security under a delayed delivery agreement. The Fund will employ techniques designed to minimize these risks.


     No additional delayed delivery agreements or when-issued commitments will be made if more than 25% of the Fund's net assets would become so committed. The Fund will enter into when-issued and delayed delivery transactions only when the time period between trade date and settlement date is at least 30 days and not more than 120 days.

     Consistent with the objective of stability of principal, the Fund attempts to maintain a constant net asset value per share of $1.00 and, to this end, values its assets by the amortized cost method and rounds its per share net asset value to the nearest whole cent in compliance with applicable rules and regulations. Accordingly, the Fund invests in debt securities having remaining maturities of 397 days or less and maintains a weighted average maturity for the Fund of 90 days or less. However, there can be no assurance that the Fund's net asset value per share of $1.00 will be maintained.



PRINCIPAL RISKS

     The Fund complies with federal requirements regarding the quality, maturity and diversification of its investments that are designed to help maintain a $1.00 share price.


     However, the Fund is still subject to risks involving changes in interest rates and the credit risk surrounding the issuers of Money Market Obligations.


     Rising interest rates cause the prices of debt securities to decrease, which would lead to a loss in the value of the Fund's investments. Moreover, changes in interest rates may be caused by various economic factors or political events.


     In addition, the Fund is exposed to the credit risk of the institutions that issue Money Market Obligations. Changes in the credit quality of the issuers could affect their ability to meet their payment obligations of interest or principal. Any failure to make such payments could adversely affect the value of the security and your investment in the Fund.


     Investors should also note that the Fund invests in Eurodollar and Yankee dollar obligations. Eurodollar, Yankee dollar and other foreign obligations involve special investment risks, including the possibility that liquidity could be impaired because of political and economic developments, the obligations may be less marketable than comparable domestic obligations of domestic issuers, a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, deposits may be seized or nationalized, foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal of and interest on those obligations, the selection of foreign obligations may be more difficult because there may be less information publicly available concerning foreign issuers, there may be difficulties in enforcing a judgment against a foreign issuer or the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign issuers may differ from those applicable to domestic issuers. In addition, foreign banks are not subject to examination by United States Government agencies or instrumentalities.

                 MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
--------------------------------------------------------------------------------


     The Fund's investment adviser is Reich & Tang Asset Management, LLC (the "Manager"). The Manager's principal business office is located at 600 Fifth Avenue, New York, NY 10020. As of July 31, 2002, the Manager was the investment manager, adviser or sub-adviser with respect to assets aggregating in excess of $13.9 billion. The Manager has been an investment adviser since 1970 and currently is manager or sub-adviser of fifteen other registered investment companies, of which it acts as administrator for eleven. The Manager also advises pension trusts, profit-sharing trusts and endowments.


     Pursuant to the Investment Management Contract, the Manager manages the Fund's portfolio of securities and makes decisions with respect to the purchase and sale of investments, subject to the general control of the Board.


     The Fund pays the Manager an annual fee, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets: .80% of the first $500 million of the Company's average daily net assets, plus .775% of the next $500 million of the Company's average daily net assets, plus .750% of the next $500 million of the Company's average daily net assets, plus .725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear expenses that are being borne for the Company by the Manager. During the fiscal year ended March 31, 2002, the Company paid the Manager fees that represented 0.75% of the Fund's average daily net assets, on an annualized basis. During this fiscal year, expenses borne by the Fund, including fees paid to the Manager, amounted to 1.01% of the Fund's average daily net assets, on an annualized basis.



                            SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


PURCHASES THROUGH A METLIFE BROKER-DEALER


     Only the Short Term Premiere Shares of the Fund are offered through this Prospectus. These shares are offered through a MetLife Broker-Dealer. All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual accounts.


     There is no minimum initial or subsequent investment for Short Term Premiere Shares.

     Investors may submit their initial and subsequent investments directly through a MetLife Broker-Dealer. For an initial investment, investors should submit payment and, if required, a completed Investor Application to their MetLife Broker-Dealer, who will transmit such payment to the Company on behalf of the investor and supply the Company with required account information. The MetLife Broker-Dealers offer automatic daily "sweep" of funds between your brokerage account and the Fund. Sweep account balances begin to earn dividends on the first day following the date that the share purchase or exchange order is effected and through the date that a redemption order is effected. For further information and for details concerning the automatic purchase and redemption of Short Term Premiere Shares, contact your Broker-Dealer representative. The Company is not responsible for any delay caused by a MetLife Broker-Dealer in forwarding an order to the Company. The MetLife Broker-Dealers have a responsibility to transmit orders promptly.


     When instructed by a shareholder to purchase or redeem shares, a MetLife Broker-Dealer, on behalf of the shareholder, promptly transmits to the Company's transfer agent a purchase or redemption order, and in the case of a purchase order, payment for the shares being purchased.


INITIAL AND SUBSEQUENT PURCHASES:

     By Check:

     Make your check payable to MetLife Bank (please include your account number on the check) and mail or deliver your check to the Bank c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830.


     By Sweep:

     MetLife Broker-Dealers offer automatic daily "sweep" of funds from your brokerage account to the Fund.


GENERAL INFORMATION ON PURCHASES


     All shares are held in an omnibus account at the Fund through a MetLife Broker-Dealer, which will maintain individual investor accounts. Short Term Shares of the Fund may be purchased through a MetLife Broker-dealer c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830. Orders for purchase of shares are accepted only on a "business day of the Company," which means any day on which both the New York Stock Exchange and the Bank of New York (the "Custodian"), the Company's custodian, are open for business. It is expected that the New York Stock Exchange and/or the Custodian will be closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas.


     An order to purchase Fund shares is effective only when it is received in proper form and payment in the form of Federal Funds (member bank deposits with the Federal Reserve Bank) is received by the Company for investment. The Company reserves the right to reject any order for the purchase of shares. Fund shares are purchased or exchanged at the net asset value next determined after receipt of the order.

     Net asset value is normally determined at 12 noon Eastern time on each business day of the Company. Because the Company uses the amortized cost method of valuing the securities held by the Fund and rounds the Fund's per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of the Fund will remain constant at $1.00 per share. However, the Company makes no assurance that it can maintain a $1.00 net asset value per share. In order to earn dividends the same day, purchase orders must be received prior to 12 noon Eastern time; otherwise, the purchase of shares will occur the following business day. Payments transmitted by check are normally converted into Federal Funds within two business days and are accepted subject to collection at full face amount. The Company will not issue share certificates but will record investor holdings on the books of the Company in non-certificate form and regularly advise the shareholder of his ownership position.


     Purchases may be made by following the procedures specified above. If these purchase procedures are not followed, the processing of orders may be delayed.


HOW TO REDEEM SHARES

     You may redeem your shares, in whole or in part, on any day on which the Fund's net asset value is calculated. Shares are redeemed at the net asset value next determined after receipt of proper notice of redemption. If you redeem all of your shares, you will receive payment of all dividends declared but unpaid through the date of redemption. If you redeem only a portion of the shares in your account, the dividends declared but unpaid on the shares redeemed will not be distributed to you until the next regular dividend payment date. If your redemption order is received prior to 12 noon Eastern time, the redemption will be effective on that day and the Company will endeavor to transmit payment that same business day. If the notice of redemption is received after 12 noon Eastern time, the redemption will be made on the next business day.


     Some of the redemption procedures described below may require you to complete and file an authorization form in advance. If purchases are made by check, redemption of those shares by wire, by check redemption or by telephone are restricted for fifteen calendar days following the purchase of shares.


REDEMPTIONS THROUGH A METLIFE BROKER-DEALER



     Shareholders may redeem shares by instructing their MetLife Broker-Dealer to effect their redemption transactions. MetLife Broker-Dealers will transmit the required redemption information to the Company and the proceeds from that redemption will be transmitted to the MetLife Broker-Dealer for the account of the shareholder. The MetLife Broker-Dealers may impose redemption minimums, service fees or other requirements. The MetLife Broker-Dealers have a responsibility to transmit redemption requests promptly.


     You may redeem Short Term Premiere Shares by contacting your account executive.

DISTRIBUTOR

     The Fund has entered into a distribution agreement dated October 30, 2000 (the "Distribution Agreement") with Reich & Tang Distributors, Inc., 600 Fifth Avenue, New York, New York 10020. The Distributor has the exclusive right to enter into dealer agreements with securities dealers who sell shares of the Funds, including sales where a securities dealer automatically "sweeps" free credit balances into a fund at the end of each day ("Sweep Arrangement") allowing the account holder to earn dividends otherwise unavailable in the brokerage account, and with financial institutions that may furnish services to shareholders on behalf of the Company. Pursuant to a plan of distribution (the "Plan") adopted pursuant to Rule12b-1 under the 1940 Act and initially approved by the Board on June 13, 2002, the Fund may make distribution related payments, under a sweep arrangement or otherwise, in an amount not to exceed on an annualized basis .25% of the value of the Fund's assets. Securities dealers and other financial institutions may receive distribution payments (12b-1 fees) directly or indirectly from the Funds for services that may include payments for opening shareholder accounts, processing investor purchase and redemption orders, responding to inquiries from shareholders concerning the status of their accounts and operations of their Fund and communications with the Company on behalf of Fund shareholders. Additionally, the Distributor may pay for advertisements, promotional materials, sales literature and printing and mailing of prospectuses to other than Fund shareholders and other services to support distribution pursuant to the Plans. The Distributor may also make payments to securities dealers, under a sweep arrangement or otherwise, and to financial institutions, such as banks, out of the investment management fee the Manager receives from the Fund, out of its past profits or from any other source available to the Distributor.


     The Plan will only make payments for expenses actually incurred by the Distributor. The Plans will not carry over expenses from year to year and if the Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.


     As a result of Rule 12b-1 fees, a long-term shareholder in the Fund may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc.



                              DIVIDENDS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS

     It is the policy of the Company, with respect to the Fund, to declare dividends from the net investment income earned by the Fund daily; such dividends are generally reinvested in additional Fund shares on the subsequent business day. Dividends from net realized capital gain, offset by capital loss carryovers, if any, are generally declared and paid when realized except to the extent that a net realized capital gain is deemed necessary to offset future capital losses.


TAXES

     The Fund is treated as a separate entity for federal income tax purposes. The Fund intends to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. It the Fund's policy to distribute to shareholders all of its investment income (net of expenses) and any capital gains (net of capital losses) in accordance with the timing requirements imposed by the Code, so that the Fund will each satisfy the distribution requirement of Subchapter M and will not be subject to federal income tax or the 4% excise tax.


     If the Fund fails to satisfy any of the Code requirements for qualification as a regulated investment company, it will be taxed at regular corporate tax rates on all its taxable income (including capital gains) without any deduction for distributions to shareholders, and distributions to shareholders will be taxable as ordinary dividends (even if derived from the Fund's net long-term capital gains) to the extent of the Fund's current and accumulated earnings and profits.


     Distributions by the Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but are not expected to qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by the Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have held their shares.


     Distributions to shareholders will be treated in the same manner for federal income tax purposes whether received in cash or reinvested in additional shares of the Fund. In general, distributions by the Fund are taken into account by the shareholders in the year in which they are made. However, certain distributions made during January will be treated as having been paid by the Fund and received by the shareholders on December 31 of the preceding year.


     A shareholder will recognize gain or loss upon the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. However, as long as the Fund's net asset value per share does not deviate from $1.00, there will be no gain or loss upon the sale or redemption of shares of the Fund. Any loss realized upon a taxable disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain dividends received on such shares. All or a portion of any loss realized upon a taxable disposition of shares of the Fund may be disallowed if other shares of the Fund are purchased within 30 days before or after such disposition.

     If a shareholder is a non-resident alien or foreign entity shareholder, ordinary income dividends paid to such shareholder generally will be subject to United States withholding tax at a rate of 30% (or lower applicable treaty rate). We urge non-United States shareholders to consult their own tax adviser concerning the applicability of the United States withholding tax.


     Under the backup withholding rules under the Code, certain shareholders may be subject to withholding of federal income tax on ordinary income dividends paid by the Fund at the applicable withholding rate. In order to avoid this backup withholding, a shareholder must provide the Fund with a correct taxpayer identification number (which for most individuals is his or her Social Security number) or certify that it is a corporation or otherwise exempt from or not subject to backup withholding.


     The exclusion from gross income for federal income tax purposes of exempt-interest dividends does not necessarily result in exclusion under the income or other tax laws of any state or local taxing authority.


     The foregoing discussion of federal income tax consequences is based on tax laws and regulations in effect on the date of this Prospectus, and is subject to change by legislative, judicial or administrative action. As the foregoing discussion is for general information only, a prospective shareholder also should review the more detailed discussion of federal income tax considerations relevant to the Fund that is contained in the SAI Information. In addition, each prospective shareholder should consult with his or her own tax adviser as to the tax consequences of investments in the Fund, including the application of state and local taxes, which may differ from the federal income tax consequences described above.

Short Term Fund
Premiere Shares of Cortland Trust, Inc. -
Cortland General Money Market Fund




A Statement of Additional Information
(SAI) dated August 26, 2002 includes
additional information about the Fund
and its investments and is incorporated
by reference into this prospectus.
Additional information about the Fund's
investments is available in the Fund's               Short Term Fund
annual and semi-annual reports to                    ------XXXX------
shareholders. In the Fund's annual                    Premiere Shares
report, you will find a discussion of
the market conditions and investment
strategies that significantly affected
the Fund's performance during the last
fiscal year. You may obtain the SAI and
the Annual and Semi-Annual Reports and
other material incorporated by reference without charge by calling the Fund at 1-800-221-3079. To request other information, please call your financial
intermediary or the Fund.

========================================


A current SAI has been filed with the
Securities and Exchange Commission. You
may visit the EDGAR database on the
Securities and Exchange Commission's
Internet website (www.sec.gov) to view
the SAI, material incorporated by
reference and other information. Copies
of the information may be obtained,
after paying a duplication fee, by
sending an electronic request to
publicinfo@sec.gov. These materials can
also be reviewed and copied at the
Commission's Public Reference Room in
Washington D.C. Information on the
operation of the Public Reference Room
may be obtained by calling the
Commission at 1-202-942-8090. In
addition, copies of these materials may
be obtained, upon payment of a
duplicating fee, by writing the Public
Reference Section of the Commission,
Washington, D.C. 20549-6009.
                                                          PROSPECTUS

                                                        August 26, 2002

Investment Company Act No. 811-4179

  Reich & Tang Distributors, Inc.
      600 Fifth Avenue
     New York, NY 10020
       (212) 830-5220

--------------------------------------------------------------------------------

Short Term Fund




                                                            Cortland Trust, Inc.

                                            600 Fifth Avenue, New York, NY 10020
                                                                  (212) 830-5280
================================================================================


                       STATEMENT OF ADDITIONAL INFORMATION


                                 August 26, 2002

       Relating to the Prospectuses for the Short Term Fund General Shares
                   and the Short Term Fund Premiere Shares of
            Cortland Trust, Inc. - Cortland General Money Market Fund
                              dated August 26, 2002

This Statement of Additional Information ("SAI") is not a Prospectus. It should be read in conjunction with the Prospectus dated August 26, 2002 for the applicable class. A Prospectus may be obtained by writing to the MetLife Broker-Dealers, c/o MetLife Securities, Inc., 485-E US Highway 1 South, Iselin, NJ 08830 or by calling toll free at (800) 638-8378.


                                Table of Contents


--------------------------------------------------------------------------------
General Information About the Company.................. 2         Net Asset Value Determination...............................13
Investment Programs and Restrictions................... 2    Dividends and Tax Matters........................................13
     Investment Programs............................... 2         Dividends...................................................13
     When-Issued Securities............................ 4         Tax Matters.................................................14
     Investment Restrictions........................... 4         Qualification as a Regulated Investment Company.............14
     Directors and Officers............................ 5         Excise Tax on Regulated Investment Companies................16
     Compensation Table................................ 7         Fund Distributions..........................................16
     Investment Manager................................ 7         Sale or Redemption of Shares................................17
     Expenses.......................................... 9         Foreign Shareholders........................................17
Distributor and Plans of Distribution..................10         Effect of Future Legislation and Local Tax
Custodian..............................................12             Considerations..........................................18
     Transfer Agent....................................12         Foreign Shareholders........................................17
     Sub-Accounting....................................12    Yield Information................................................18
     Principal Holders of Securities...................12    Portfolio Transactions...........................................18
     Reports...........................................12    The Fund and Its Shares......................................... 19
Share Purchases and Redemptions........................13    Investment Ratings...............................................21
     Purchases and Redemptions ........................13

--------------------------------------------------------------------------------

GENERAL INFORMATION ABOUT THE COMPANY


The Company, Cortland Trust, Inc., is a money market mutual fund. The Company is a no-load, open-end diversified investment company. The Company was initially organized as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated October 31, 1984, but had no operations prior to May 9, 1985. The Company was reorganized from a Massachusetts business trust into a Maryland corporation, pursuant to an Agreement and Plan of Reorganization approved by the shareholders on July 31, 1989.


INVESTMENT PROGRAMS AND RESTRICTIONS

Investment Programs


Information concerning the fundamental investment objective of the Cortland General Money Market Fund (the "Fund") is set forth in each Prospectus, respectively, under the caption "Investment Objective, Principal Investment Strategies and Related Risks". The principal features and the primary risks associated with the Fund are discussed in each Prospectus under the aforementioned captions.

The following is a more detailed description of the portfolio instruments eligible for purchase by the Fund, which augments the summary of the Fund's investment programs that appear in each Prospectus, under the aforementioned captions. The Fund seeks to achieve its objective by investing in a portfolio of short-term instruments rated high quality by a major rating service or determined to be of high quality by Reich & Tang Asset Management, LLC the Fund's investment manager (the "Manager") under the supervision of the Board of Directors of the Company (the "Board").

Subsequent to its purchase by the Fund, a particular issue of Money Market Obligations, as defined in each Prospectus under the aforementioned captions may cease to be rated, or its rating may be reduced below the minimum required for purchase by the Fund. Neither event requires the elimination of such an obligation from a Fund's portfolio, but the Manager will consider such an event to be relevant in its determination of whether the Fund should continue to hold such obligation in its portfolio. To the extent that the ratings accorded by a nationally recognized statistical rating organization ("NRSRO") for Money Market Obligations may change as a result of changes in these rating systems, the Fund will attempt to use comparable ratings as standards for its investments in Money Market Obligations in accordance with the investment policies contained herein.


The investment objective and policy of the Fund are "fundamental" only where noted. Fundamental policies may only be changed by a vote of the majority of the outstanding shares of the Fund. (See "The Fund and its Shares".) There can be no assurance that the Fund's objective will be achieved.


The following is a more detailed description of the portfolio instruments eligible for purchase by the Fund that augments the summary of the Fund's investment program which appears in each Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks". The Fund seeks to achieve its objective by investing in money market instruments.

The Fund's portfolio may include, in addition to direct U.S. Government Obligations, the following investments:


Agencies that are not backed by the full faith and credit of the U.S. Government, such as obligations of the Federal Home Loan Bank System and the Federal Farm Credit Bank.


Bank Instruments, which consist mainly of certificates of deposit, bankers' acceptances and time deposits. Certificates of deposit represent short-term interest-bearing deposits of commercial banks and against which certificates bearing fixed rates of interest are issued. Bankers' acceptances are short-term negotiable drafts endorsed by commercial banks, which arise primarily from international commercial transactions. Time deposits are non-negotiable deposits maintained in a bank for a specified period of time at a stated interest rate. The Fund limits investments to bank instruments described in each Prospectus under the caption "Investment Objective, Principal Investment Strategies and Related Risks".

Corporate Commercial Instruments, which consist of short-term unsecured promissory notes issued by corporations to finance short-term credit needs. (See "Investment Program and Restrictions - Investment Ratings" herein for information with respect to commercial paper ratings.) Among the instruments that the Fund may purchase are variable amount master demand notes, which are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements between the issuer and the payee or its agent whereby the indebtedness on the notes may vary and the interest rate is periodically redetermined.


In addition, the Fund may purchase loan participation certificates, which consist of interests in loans made by banks to corporations, where both the bank and the corporation meet the Fund's credit standards. The Fund generally purchases loan participation certificates maturing in seven days or less.


The Fund may enter into the following arrangements:

1) Repurchase Agreements under which the purchaser (for example, the Fund) acquires ownership of an obligation (e.g., a debt instrument or time deposit) and the seller agrees, at the time of the sale, to repurchase the obligation at a mutually agreed upon time and price, thereby determining the yield during the purchaser's holding period. This arrangement results in a fixed rate of return insulated from market fluctuations during such period. Although the underlying collateral for repurchase agreements may have maturities exceeding one year, the Fund will not enter into a repurchase agreement if as a result of such transaction more than 10% of its net assets would be invested in illiquid securities, including repurchase agreements expiring in more than seven days. The Fund may, however, enter into a "continuing contract" or "open" repurchase agreement under which the seller is under a continuing obligation to repurchase the underlying obligation from the Fund on demand and the effective interest rate is negotiated on a daily basis. In general, the Fund will enter into repurchase agreements only with domestic banks with total assets of at least $1.5 billion or with primary dealers in U.S. Government securities, but total assets will not be the sole determinative factor, and the Fund may enter into repurchase agreements with other institutions that the Board believes present minimal credit risks. Nevertheless, if the seller of a repurchase agreement fails to repurchase the debt instrument in accordance with the terms of the agreement, the Fund may incur a loss to the extent that the proceeds it realizes on the sale of the underlying obligation are less than the repurchase price. Repurchase agreements are considered to be loans by the Company under the Investment Company Act of 1940, as amended (the "1940 Act").

2) Reverse Repurchase Agreements involving the sale of money market instruments held by the Fund, with an agreement that the Fund will repurchase the instruments at an agreed upon price and date. The Fund will employ reverse repurchase agreements when necessary to meet unanticipated net redemptions so as to avoid liquidating other money market instruments during unfavorable market conditions, or in some cases as a technique to enhance income, and only in amounts up to 10% of the value of the Fund's total assets at the time it enters into a reverse repurchase agreement. At the time it enters into a reverse repurchase agreement, the Fund will place in a segregated custodial account liquid assets having a dollar value equal to the repurchase price. The Fund will utilize reverse repurchase agreements when the interest income to be earned from portfolio investments that would otherwise have to be liquidated to meet redemptions is greater than the interest expense incurred as a result of the reverse repurchase transactions.


3) Delayed Delivery Agreements involving commitments by the Fund to dealers or issuers to acquire securities or instruments at a specified future date beyond the customary same-day settlement for money market instruments. These commitments may fix the payment price and interest rate to be received on the investment. Delayed delivery agreements will not be used as a speculative or leverage technique. Rather, from time to time, the Manager can anticipate that cash for investment purposes will result from scheduled maturities of existing portfolio instruments or from net sales of shares of the Portfolio. To assure that the Fund will be as fully invested as possible in instruments meeting the Fund's investment objective, the Fund may enter into delayed delivery agreements, but only to the extent of anticipated funds available for investment during a period of not more than five business days. Until the settlement date, the Fund will set aside in a segregated account liquid assets of a dollar value sufficient at all times to make payment for the delayed delivery securities. Not more than 25% of the Fund's total assets will be committed to delayed delivery agreements and when-issued securities, as described below. The delayed delivery securities, which will not begin to accrue interest until the settlement date, will be recorded as an asset of the Fund and will be subject to the risks of market fluctuation. The purchase price of the delayed delivery securities is a liability of the Fund until settlement. Absent extraordinary circumstances, the Fund will not sell or otherwise transfer the delayed delivery securities prior to settlement. If cash is not available to the Fund at the time of settlement, the Fund may be required to dispose of portfolio securities that it would otherwise hold to maturity in order to meet its obligation to accept delivery under a delayed delivery agreement. The Board has determined that entering into delayed delivery agreements does not present a materially increased risk of loss to shareholders, but the Board may restrict the use of delayed delivery agreements if the risk of loss is determined to be material or if it affects the constant net asset value of any of the Fund.

When-Issued Securities

Many new issues of Money Market Obligations are offered on a "when-issued" basis, that is, the date for delivery of and payment for the securities is not fixed at the date of purchase, but is set after the securities are issued (normally within forty-five days after the date of the transaction). The payment obligation and the interest rate that will be received on the securities are fixed at the time the buyer enters into the commitment. The Fund will only make commitments to purchase such Money Market Obligations with the intention of actually acquiring such securities, but the Fund may sell these securities before the settlement date if it is deemed advisable. No additional when-issued commitments will be made if as a result more than 25% of the Fund's net assets would become committed to purchases of when-issued securities and delayed delivery agreements.

If the Fund purchases a when-issued security, it will direct its custodian bank to collateralize the when-issued commitment by establishing a segregated account in the same fashion as required for a Delayed Delivery Agreement. The special custody account will likewise be marked-to-market, and the amount in the special custody account will be increased if necessary to maintain adequate coverage of the when-issued commitments.

Securities purchased on a when-issued basis and the securities held in the Fund's portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in all of those securities changing in value in the same way, i.e., all those securities experiencing appreciation when interest rates rise). Therefore, if, in order to achieve higher interest income, the Fund is to remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a possibility that the market value of the Fund's assets will fluctuate to a greater degree. Furthermore, when the time comes for the Fund to meet its obligations under when-issued commitments, the Fund will do so by using then-available cash flow, by sale of the securities held in the separate account, by sale of other securities or, although it would not normally expect to do so, by directing the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation).

A sale of securities to meet such obligations carries with it a greater potential for the realization of net short-term capital gains, which are not exempt from federal income taxes. The value of when-issued securities on the settlement date may be more or less than the purchase price.

Investment Restrictions

In addition to the Fund's investment objective, the following investment restrictions have been adopted by the Fund as fundamental policies, which means they can be changed only by a majority shareholder vote. A "majority vote of shareholders" means the affirmative vote of the holders of the lesser of (1) more then 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Fund are represented at the meeting in person or by proxy. Therefore, the Fund will not:

1) purchase any Money Market Obligation, if, as a result of such purchase, more than 5% of a Fund's total assets would be invested in securities of issuers, which, with their predecessors, have been in business for less than three years;

2) invest in shares of any other investment company, other than in connection with a merger, consolidation, reorganization or acquisition of assets;

3) invest more than 10% of the value of the Fund's total assets in illiquid securities, including variable amount master demand notes (if such notes provide for prepayment penalties) and repurchase agreements with remaining maturities in excess of seven days;

4)   invest in companies for the purpose of exercising control;

5) underwrite any issue of securities, except to the extent that the purchase of securities, either directly from the issuer or from an underwriter for an issuer, and the later disposition of such securities in accordance with the Fund's investment programs, may be deemed an underwriting;

6) purchase or sell real estate, but this shall not prevent investments in securities secured by real estate or interests therein;

7) sell securities short or purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;

8) purchase or retain securities of an issuer if, to the knowledge of the Company, the directors and officers of the Company and the Manager, each of whom owns more than 1/2 of 1% of such securities, together own more than 5% of the securities of such issuer;

9) mortgage, pledge or hypothecate any assets except to secure permitted borrowings and reverse repurchase agreements and then only in an amount up to 15% of the value of the Fund's total assets at the time of borrowing or entering into a reverse repurchase agreement; or

10) purchase or sell commodities or commodity futures contracts or interests in oil, gas or other mineral exploration or development program (the Fund may, however, purchase and sell securities of companies engaged in the exploration, development, production, refining, transporting and marketing of oil, gas or minerals).

In order to permit the sale of the Fund's shares in certain states, the Company may make commitments more restrictive than the restrictions described above. Should the Company determine that any such commitment is no longer in the best interest of the Fund and it's shareholders it will revoke the commitment by terminating sales of its shares in the state(s) involved. Pursuant to one such commitment, the Company has agreed that the Fund will not invest in: (i) warrants; (ii) real estate limited partnerships; or (iii) oil, gas or mineral leases.

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of such restriction.

Directors and Officers


The Board, which is responsible for the overall management and supervision of the Company, has employed the Manager to serve as investment manager of the Fund. The Manager provides persons satisfactory to the Board to serve as officers of the Company. Such officers, as well as certain other employees and directors of the Fund, may be partners or officers of CDC IXIS Asset Management North America L.P., the managing member of the Manager or its affiliates. Due to the services performed by the Manager, the Company currently has no employees and its officers are not required to devote their full-time to the affairs of the Fund.

The Board has an Audit Committee that meets annually to review the Company's financial statements with the independent accountants and to report on its findings to the Board. The members of the Committee are Albert R. Dowden, William Lerner and James L. Schultz. The Committee met twice during the fiscal year ended March 31, 2002.

The Board also has a Nominating Committee comprised of Albert R. Dowden, William Lerner and James L. Schultz whose discretion the selection and nomination of directors who are not "interested persons," as defined in the 1940 Act, of the Fund is committed. The Nominating Committee did not hold any meetings during the fiscal year ended March 31, 2002. This Committee currently does not consider nominees recommended by shareholders.

The Directors and executive officers of the Company and their principal occupations during the last five years are set forth below. Unless otherwise noted, the address of each Director and officer is 600 Fifth Avenue, New York, New York 10020.

Disinterested Directors (Directors who are not "interested persons" of the
--------------------------------------------------------------------------
Company):
---------


Albert R. Dowden, 60 - Chairman, Director and Member of the Audit and Nominating Committees of the Company since 1984. Mr. Dowden is a corporate director/trustee for Magellan Insurance Company, DHJ Media, Inc., Rotary Power International and AIM Funds. Mr. Dowden was formerly President and CEO of Volvo North America Corporation from 1974 to 1998.


William Lerner, 65 - Director and Member of the Audit and Nominating Committees of the Company since 2000. Mr. Lerner has been a self-employed attorney for the five-year period ended December 31, 2001 and is a director of Seitel, Inc., Rent-Way, Inc., and Micros-to-Mainframes, Inc.



James L. Schultz, 66 - Director and Member of the Audit and Nominating Committees of the Company since 1984. Mr. Schultz is currently self-employed as a consultant and was President, Treasurer and Director of Computer Research, Inc. from 1975 to 2001.



Interested Directors/Officers:
------------------------------


Carl Frischling, 65 - Director of the Company since 1998. Partner, Kramer Levin Naftalis & Frankel LLP (a law firm), with which he has been associated with since 1994. Mr. Frischling is a Director of the AIM Funds. Mr. Frischling is deemed an interested person of the Company due to his affiliation with Kramer Levin Naftalis & Frankel LLP, counsel to the Company and the Disinterested Directors.

Steven W. Duff, 48 - President and Director of the Company since 1996, has been President of the Mutual Funds Division of the Manager since September 1994. Mr. Duff is President and a Director/Trustee of 13 other funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. and Executive Vice President of Delafield Fund, Inc. Mr. Duff is deemed an interested person of the Company due to his affiliation with the Manager.


Richard DeSanctis, 45 - Vice President, Treasurer and Assistant Secretary of the Company, has been an officer since 1989 and has been Vice President and Treasurer of the Manager since September 1993.

Molly Flewharty, 51 - Vice President of the Company, has been an officer since 1991 and has been Vice President of the Mutual Funds Division of the Manager since September 1993.

Dana E. Messina, 45 - Vice President of the Company, has been an officer since 1991 and has been Executive Vice President of the Mutual Funds Division of the Manager since January 1995 and was Vice President from September 1993 to January 1995.

Ruben Torres, 52 - Vice President of the Company, has been an officer since 1986 and has been Vice President of Operations of Reich & Tang Services, Inc. since January 1991.


Rosanne Holtzer, 38 - Secretary and Assistant Treasurer of the Company, has been an officer since 1998 and has been Vice President of the Mutual Funds division of the Manager since December 1997. Ms. Holtzer was formerly Manager of Fund Accounting for the Manager with which she was associated from June 1986.


The following table shows the dollar range of Fund shares beneficially owned by each Director as of December 31, 2001:


                                                                     Aggregate Dollar Range of Equity Securities
                                                                      in All Funds Overseen or to be Overseen by
                               Dollar Range of Equity Securities     Director or Nominee in Family of Investment
      Name of Director                    in the Fund                                 Companies
----------------------------   ---------------------------------     -------------------------------------------

Disinterested Directors:
------------------------

Albert R. Dowden                              None                                       None
William Lerner                                None                                       None
James L. Schultz                          $1 - $10,000                               $1 - $10,000


Interested Directors:
---------------------

Steven W. Duff                                None                                $10,001 - $50,000
Carl Frischling                        $50,001 - $100,000                         $50,001 - $100,000


To the best knowledge of the Company, as of July 31, 2002, the Company's Directors and officers as a group, owned less than 1% of the Fund's outstanding shares.

Effective January 1, 2002, each Disinterested Director receives an annual fee from the Company of $15,000 for his services as a director and a fee of $2,000 for each Board meeting attended, and all Directors are reimbursed by the Company for expenses incurred in connection with attendance at meetings of the Board.

                               Compensation Table


               (1)                                  (2)                                       (3)
    Name of Person, Position      Aggregate Compensation from Registrant     Total Compensation from Fund and Fund
                                              for Fiscal Year                      Complex Paid to Directors*

Albert R. Dowden,                                 $20,750                               $20,750 (1 Fund)
Director
William Lerner                                    $20,750                               $20,750 (1 Fund)
Director
James L. Schultz                                  $20,500                               $20,500 (1 Fund)
Director


* The total compensation paid to such persons by the Fund and Fund Complex for the fiscal year ended March 31, 2002 and, with respect to certain of the funds in the Fund Complex, estimated to be paid during the fiscal year ended March 31, 2002. The parenthetical number represents the number of investment companies (including the Fund) from which such person receives compensation that are considered part of the same Fund complex as the Fund, because, among other things, they have a common investment advisor.


INVESTMENT MANAGER

Reich & Tang Asset Management, LLC, a Delaware limited liability company with its principal offices at 600 Fifth Avenue, New York, New York 10020, serves as the investment manager of the Company and its three Funds pursuant to agreements with the Funds dated October 30, 2000 (the "Management/Investment Advisory Agreements"). Under the Management/Investment Advisory Agreements, the Manager provides, either directly or indirectly through contracts with others, all services required for the management of the Company. The Manager bears all ordinary operating expenses associated with the Company's operation except: (a) the fees of the Disinterested Directors and the travel and related expenses of all Directors incident to their attending shareholders', Directors' and Committee meetings, (b) interest, taxes and brokerage commissions (which are expected to be insignificant), (c) extraordinary expenses, if any, including but not limited to legal claims and liabilities and litigation costs and any indemnification related thereto, (d) shareholder service or distribution fees payable by the Company under the plans of distribution described under the heading "Distributor" below, and (e) membership dues of any industry association. Additionally, the Manager has assumed all expenses associated with organizing the Company and all expenses of registering or qualifying the Company's shares under federal and state securities laws.

The Manager was, as of July 31, 2002, investment manager, advisor or sub-advisor with respect to assets aggregating in excess of $13.9 billion. In addition to the Funds, the Manager acts as investment manager or sub-adviser of fifteen other investment companies, of which it acts as administrator for twelve. The Manager also advises pension trusts, profit-sharing trusts and endowments.

The Manager is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America, L.P. ("CDCIAMNA") is the managing member and owner of a 99.5% membership interest in the Manager, a limited liability company. CDC IXIS Asset Management Holdings, LLC, wholly owned by CDCIAMNA, is the owner of the remaining 0.5% membership interest in the Manager. CDCIAMNA's general partner, CDC IXIS Asset Management US, LLC ("CDCIAMUS"), is a wholly-owned subsidiary of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"). CDCIAMUSC is the sole limited partner of CDCIAMNA. CDCIAMUSC is a wholly-owned subsidiary of CDC IXIS Asset Management S.A., a French company ("CDCIAM"). CDCIAM is majority-owned by CDC Finance-CDC IXIS and indirectly owned, through CDC Finance-CDC IXIS, Caisse Nationale des Caisses D'Epargne and EULIA, by Caisse des Depots et Consignations ("CDC"). CDC was created by French Government legislation and currently is supervised by the French Parliament.

The fifteen principal subsidiaries or affiliated asset management firms of CDCIANMA, collectively, have more than $130 billion in assets under management or administration as of June 30, 2002.

On July 25, 2000, the Board, including a majority of the Disinterested Directors, approved the current Management/Investment Advisory Agreement for an initial two-year period. By their terms, the Management/Investment Advisory Agreement may be continued from year to year thereafter. The Management/Investment Advisory Agreement will remain in effect from year to year as long as its continuation is approved at least annually by (i) the Board or the vote of a majority of the outstanding voting securities of the Fund, and
(ii) a majority of the Disinterested Directors, cast in person at a meeting called for the purpose of voting on such approval.

On July 13, 2002, in approving the most recent annual continuation of the Fund's Management/Investment Advisory Agreement, the Board, including the Disinterested Directors, carefully considered (1) the nature and quality of services to be provided to the Fund; (2) the Manager's compensation and profitability for providing such services; (3) the indirect costs and benefits of providing the advisory services; (4) the extent to which economies of scale are shared with the Fund through breakpoints or otherwise; and (5) comparative information on fees and expenses of similar mutual funds. The Board also considered the business reputation of the Manager and its financial resources. After requesting and reviewing such information, as they deemed necessary, the Board concluded that the continuance of the Management/Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

The Management/Investment Advisory Agreement was approved by shareholders of the Fund on October 10, 2000 and contains the same terms and conditions governing the Manager's investment management responsibilities as the Fund's previous management/investment advisory agreement with the Manager, except as to the date of execution and termination.


Pursuant to the terms of the Management/Investment Advisory Agreement, the Manager manages the investments of the Fund, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. The Manager shall not be liable to the Fund or to its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

Under the Management/Investment Advisory Agreement, the Manager: (a) supervises and manages all aspects of the Company's operations and the operations of the Fund; (b) furnishes the Company with such office space, heat, light, utilities, equipment and personnel as may be necessary for the proper operation of the Fund and the Company's principal executive office; (c) monitors the performance by all other persons furnishing services to the Company on behalf of the Fund and the shareholders thereof and periodically reports on such performance to the Board; (d) investigates, selects and conducts relationships on behalf of the Company with custodians, depositories, accountants, attorneys, underwriters, brokers and dealers, insurers, banks, printers and other service providers and entities performing services to the Fund and its shareholders; (e) furnishes the Fund with all necessary accounting services; and (f) reviews and supervises the preparation of all financial, tax and other reports and regulatory filings. The expenses of furnishing the foregoing are borne by the Manager. See "Expenses" below.


In consideration of the services to be provided by the Manager and the expenses to be borne by the Manager under the Management/Investment Advisory Agreement, the Manager receives annual fees from the Fund, calculated daily and paid monthly, by applying the following annual rates to the Fund's average daily net assets: 0.800% of the first $500 million of the Company's average daily net assets, 0.775% of the average daily net assets of the Company in excess of $500 million but less than $1 billion, 0.750% of the average daily net assets of the Company in excess of $1 billion but less than $1.5 billion, plus 0.725% of the Company's average daily net assets in excess of $1.5 billion. The Company's comprehensive fee is higher than most other money market mutual funds that do not offer services that the Company offers. However, most other funds bear certain expenses that are borne by the Manager. During the fiscal years ended March 31, 2002, March 31, 2001 and March 31, 2000 the Company paid to the Manager the management fees set forth in the table below:

      Fiscal Year                              Management Fees
         2002                   Payable             Waived            Paid
         ----                   -------             ------            ----
Cortland General Money
     Market Fund                $16,909,137             $0           $16,909,137
--------------------------------------------------------------------------------
         2001
         ----

Cortland General Money
    Market Fund                 $14,300,932             $0           $14,300,932
--------------------------------------------------------------------------------
         2000
         ----
Cortland General Money
     Market Fund                $12,573,363          $550,000        $12,023,363
--------------------------------------------------------------------------------


The Management/Investment Advisory Agreement may be terminated on 60 days' written notice without penalty. The Management/Investment Advisory Agreement terminates automatically in the event of its "assignment," as defined in the 1940 Act. The Fund's right to use the name "Cortland" in its name in any form or combination may terminate upon termination of the Manager as Fund's investment manager.


Pursuant to the terms of the Management/Investment Advisory Agreement, the
Manager: (a) provides the Fund with certain executive, administrative and clerical services as are deemed advisable by the Board of Directors; (b) arranges, but does not pay for, the periodic updating of prospectuses and statements of additional information and supplements thereto, proxy materials, tax returns, reports to each Fund's shareholders and reports to and filings with the Securities and Exchange Commission ("SEC") and state Blue Sky authorities;
(c) provides the Board of Directors on a regular basis with financial reports and analyses of the Funds' operations and the operation of comparable investment companies; (d) obtains and evaluates pertinent information about significant developments and economic, statistical and financial data, domestic, foreign or otherwise, whether affecting the economy generally or any of the Funds and whether concerning the individual issuers whose securities are included in the portfolios of the Company's three Funds; (e) determines which issuers and securities shall be represented in the Funds' portfolios and regularly reports thereon to the Fund's Board of Directors; (f) formulates and implements continuing programs for the purchases and sales of securities for the Fund; and
(g) takes, on behalf of the Fund, all actions that appear to be necessary to carry into effect such purchase and sale programs, including the placing of orders for the purchase and sale of portfolio securities. Pursuant to the terms of the Management/Investment Advisory Agreement, the Manager manages the investments of the Fund, subject at all times to the policies and control of the Company's Board of Directors. The Manager obtains and evaluates economic, statistical and financial information to formulate and implement investment policies for the Fund. The Manager shall not be liable to the Fund or to its shareholders except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty.


EXPENSES


Pursuant to the Management/Investment Advisory Agreement, the Manager furnishes, without cost to the Company, the services of the President, Secretary and one or more Vice Presidents of the Company and such other personnel as are required for the proper conduct of the Fund's affairs and to carry out their obligations under the Management/Investment Advisory Agreement. Pursuant to the Management/Investment Advisory Agreement, the Manager maintains, at its expense and without cost to the Fund, a trading function in order to carry out its obligations to place orders for the purchase and sale of portfolio securities for the Fund. The Manager, on behalf of its affiliate, Reich & Tang Distributors, Inc. (the "Distributor"), pays out of the management fees from the Fund and payments under Plans of Distribution (see "Distributor and Plans of Distribution") the expenses of printing and distributing prospectuses and statements of additional information and any other promotional or sales literature used by the Distributor or furnished by the Distributor to purchasers or dealers in connection with the public offering of the Fund's shares, the expenses of advertising in connection with such public offering and all legal expenses in connection with the foregoing.

Except as set forth below, the Manager pays all expenses of the Fund, including, without limitation: the charges and expenses of any registrar, any custodian or depository appointed by the Fund for the safekeeping of its cash, portfolio securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Fund; all fees payable by the Fund to federal, state or other governmental agencies; the costs and expenses of engraving or printing certificates representing shares of the Fund (the Fund does not issue share certificates at the present time); all costs and expenses in connection with the registration and maintenance of registration of the Fund and its shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of printing, including typesetting, and distributing prospectuses and statements of additional information of the Company and supplements thereto to the Fund's shareholders and to potential shareholders of the Fund; all expenses of shareholders' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; all expenses incident to the payment of any dividend, distribution, withdrawal or redemption, whether in shares or in cash; charges and expenses of any outside service used for pricing of the Fund's shares; routine fees and expenses of legal counsel and of independent accountants, in connection with any matter relating to the Fund; postage; insurance premiums on property or personnel (including officers and directors) of the Fund that inure to its benefit; and all other charges and costs of the Fund's operations unless otherwise explicitly assumed by the Fund. The Fund is responsible for payment of the following expenses not borne by the Manager: (a) the fees of the Disinterested Directors and travel and related expenses of the Directors for attendance at meetings, (b) interest, taxes and brokerage commissions (which can be expected to be insignificant), (c) extraordinary expenses, if any, including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto, (d) any shareholder service or distribution fee payable by the Fund under the plan of distribution described below, and (e) membership dues of any industry association.

Expenses that are attributable to the Fund are charged against the income of the Fund in determining net income for dividend purposes. Expenses of the Company that are not directly attributable to the operations of any single Fund are allocated among the Funds based upon the relative net assets of each Fund.

The Manager has agreed to reduce its aggregate fees for any fiscal year, or to reimburse each Fund, to the extent required so that the amount of the ordinary expenses of each Fund (excluding brokerage commissions, interest, taxes and extraordinary expenses such as litigation costs) paid or incurred by any of the Funds do not exceed the expense limitations applicable to the Funds imposed by the securities laws or regulations of those states or jurisdictions in which the Fund's shares are registered or qualified for sale.


DISTRIBUTOR AND PLANS OF DISTRIBUTION


The Distributor serves as the principal underwriter of the Fund's shares pursuant to Distribution Agreements dated October 30, 2000. The Distributor is located at 600 Fifth Avenue, New York, New York 10020.


Pursuant to the Distribution Agreements, the Distributor: (a) solicits and receives orders for the purchase of shares of the Funds, accepts or rejects such orders on behalf of the Fund in accordance with the Fund's currently effective Prospectuses and transmits such orders as are accepted to the Fund as promptly as possible; (b) receives requests for redemptions and transmits such redemption requests to the Fund as promptly as possible; (c) responds to inquiries from shareholders concerning the status of their accounts and the operation of the Fund; and (d) provides daily information concerning yields and dividend rates to shareholders. The Distributor shall not be liable to the Fund or to its shareholders for any act or omission or any loss sustained by the Fund or its shareholders except in the case of the Distributor's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Distributor receives no compensation from the Company for its services.


On June 13, 2002, the Distributor entered into a Private Class Sub-Distribution and Service Agreement with MetLife Securities, Inc. in order to provide for the offer and sale of the Short Term Fund General Shares (the "Short Term Shares") and the Short Term Fund Premiere Shares (the "Short Term Premiere Shares") of the Cortland General Money Market Fund.

The Fund has adopted plans of distribution under Rule 12b-1 under the 1940 Act (the "Plans") with respect to the Fund. Pursuant to the Fund's Plans, the Distributor may pay certain promotional and advertising expenses and may compensate certain registered securities dealers (including MetLife Securities, Inc.) and financial institutions for services provided in connection with the processing of orders for purchase or redemption of the shares of the Fund and furnishing other shareholder services. Payments by the Distributor are paid out of the management fees and distribution plan payments received by the Manager and/or its affiliates from the Fund, out of past profits or from any other source available to the Distributor. MetLife Securities, Inc. may enter into a shareholder processing and service agreement (the "Shareholder Service Agreement") with any securities dealer who is registered under the Securities Exchange Act of 1934 and a member in good standing of the National Association of Securities Dealers,

Inc., and with banks and other financial institutions that may wish to establish accounts or sub-accounts on behalf of their customers ("Shareholder Service Agents"). For processing investor purchase and redemption orders, responding to inquiries from Fund shareholders concerning the status of their accounts and operations of the Fund and communicating with MetLife Securities, Inc. and the Distributor, the Fund may pay each such Shareholder Service Agent (or if no Shareholder Service Agent provides services, the Distributor, to cover expenditures for advertising, sales literature and other promotional materials on behalf of the Fund) an amount not to exceed on an annual basis 0.25% of the aggregate average daily net assets that such Shareholder Service Agent's customers maintain with the Fund during the term of any Shareholder Service Agreement. The Company also offers other classes of shares of the Fund with different distribution arrangements designed for institutional and other categories of investors.

The Distributor, under the Plans, may also make payments to MetLife Securities, Inc. and/or Shareholder Service Agents out of the investment management fees received by the Manager from the Fund, out of its past profits or from any other source available to the Distributor. The fees payable to Shareholder Service Agents under Shareholder Service Agreements are negotiated by the Distributor. The Distributor will report quarterly to the Board on the rate to be paid under each such agreement and the amounts paid or payable under such agreements. The rate of payment will be based upon the Distributor's analysis of: (1) the contribution that the Shareholder Service Agent makes to the Fund by increasing assets under management and reducing expense ratios; (2) the nature, quality and scope of services being provided by the Shareholder Service Agent; (3) the cost to the Fund if shareholder services were provided directly by the Fund or other authorized persons; (4) the costs incurred by the Shareholder Service Agent in connection with providing services to shareholders; and (5) the need to respond to competitive offers of others, which could result in assets being withdrawn from the Fund and an increase in the expense ratio for the Fund.

The Distribution Agreements for the Fund were last approved by the Board on June 13, 2002, to provide for the distribution of the shares of the Fund. The Distribution Agreements will continue in effect from year to year if specifically approved at least annually by the Board and the affirmative vote of a majority of the Disinterested Directors who are not parties to the Distribution Agreements or any Shareholder Service Agreements by votes cast in person at a meeting called for such purpose. In approving the Plans, the Directors determined, in the exercise of their business judgment and in light of their fiduciary duties as Directors of the Fund, that there was a reasonable likelihood that the Plans would benefit the Fund and its shareholders. The Plans may only be renewed if the Directors make a similar determination for each subsequent year. The Plans may not be amended to increase the maximum amount of payments by the Fund or the Manager to its Shareholder Service Agents without shareholder approval, and all material amendments to the provisions of the Plans must be approved by the Board and by the Directors who have no direct or indirect financial interest in the Plans, by votes cast in person at a meeting called for the purpose of such vote. The Fund or the Distributor may terminate the Distribution Agreements on 60 days' written notice without penalty. The Distribution Agreements terminate automatically in the event of their "assignment," as defined in the 1940 Act. The services of the Distributor to the Fund is not exclusive, and it is free to render similar services to others. The Plans may also be terminated by the Fund or by the Manager or in the event of its "assignment," as defined in the 1940 Act, on the same basis as the Distribution Agreements.


Although it is a primary objective of the Plans to reduce expenses of the Fund by fostering growth in the Fund's net assets, there can be no assurance that this objective of the Plan will be achieved; however, based on the data and information presented to the Board by the Manager and the Distributor, the Board determined that there is a reasonable likelihood that the benefits of growth in the size of the Fund can be accomplished under the Plans.


When the Board approved the Distribution Agreements, the Private Class Sub-Distribution and Service Plan, the forms of Shareholder Service Agreements and the Plans, the Board requested and evaluated such information as deemed reasonably necessary to make an informed determination that the Distribution Agreement, Plan and related agreements should be approved. The Board considered and gave appropriate weight to all pertinent factors necessary to reach the good faith judgment that the Distribution Agreements, Plans and related agreements would benefit the Fund and its respective shareholders.


The Board reviewed, among other things, (1) the nature and extent of the services to be provided by the Manager, the Distributor, MetLife Securities, Inc. and the Shareholder Service Agents, (2) the value of all benefits received by the Manager, (3) the overhead expenses incurred by the Manager attributable to services provided to the Fund's shareholders, and (4) expenses of the Fund being assumed by the Manager.

In connection with the approval of the Plan, the Board also determined that the Fund would be expected to receive at least the following benefits:

1) The Distributor and Shareholder Service Agents will furnish rapid access by a shareholder to his or her Fund account for the purpose of effecting executions of purchase and redemption orders.

2) The Distributor and Shareholder Service Agents will provide prompt, efficient and reliable responses to inquiries of a shareholder concerning his account status.

3) The Fund's ability to sustain a relatively predictable flow of cash for investment purposes and to meet redemptions facilitates more successful, efficient portfolio management and the achievement of the Fund's fundamental policies and objectives of providing stability of principal, liquidity, and, consistent with the foregoing, the highest possible current income, is enhanced by a stable network of distribution.

4) A successful distribution effort will assist the Manager in maintaining and increasing the organizational strength needed to serve the Fund.


5) The establishment of an orderly system for processing sales and redemptions is also important to the Fund's goal of maintaining the constant net asset value of it's shares, which most shareholders depend upon. By identifying potential investors whose needs are served by the objectives of a Fund, a well-developed, dependable network of Shareholder Service Agents may help to curb sharp fluctuations in rates of redemptions and sales, thereby reducing the chance that an unanticipated increase in net redemptions could adversely affect the ability of the Fund to stabilize its net asset value per share.

6) The Fund expects to share in the benefits of growth in the Fund's net assets by achieving certain economies of scale based on a reduction in the management fee rate, although the Manager will receive greater total revenue if net assets grow.

The Plan will only make payments for expenses actually incurred by the Distributor. The Plan will not carry over expenses from year to year and if a Plan is terminated in accordance with its terms, the obligations of a Fund to make payments to the Distributor pursuant to the Plan will cease and the Fund will not be required to make any payments past the date the Plan terminates.


Prior to entering into shareholder servicing agreements with banks in Texas, the Distributor will obtain a representation from such banks that they are either registered as dealers in Texas, or that they will not engage in activities that would constitute acting as dealers under Texas State law.

Custodian


The Bank of New York ("BNY") acts as custodian for the Fund's portfolio securities and cash. BNY is compensated for its services by the Manager (not the Company or its Funds) in such amounts as may be agreed upon by BNY and the Manager. The address of BNY is 100 Church Street, New York, New York 10286.


Transfer Agent

Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, acts as transfer agent with respect to the Funds. All costs associated with performing such services are borne by the Manager.


Sub-Accounting

The Manager, at its expense, will provide sub-accounting services to all shareholders and maintain information with respect to underlying owners.


Principal Holders of Securities

There are no holders of the Short Term Shares or Short Term Premiere Shares of the Fund as of the date of this SAI.


Reports


The Company furnishes shareholders with annual and semi-annual reports containing information about the Fund and its operations, including a schedule of investments held by the Fund and the financial statements for the Fund. The annual financial statements are audited by the Fund's independent auditors. The Board of Directors has selected PricewaterhouseCoopers, LLP as the Fund's independent auditors to audit the Fund's financial statements for this fiscal year ending March 31, 2003 and to review the Fund's tax returns.

SHARE PURCHASES AND REDEMPTIONS

Purchases and Redemptions


A complete description of the manner in which the Fund's shares may be purchased, redeemed or exchanged appears in the Shareholder Information section of each Prospectus under the captions "Purchases through a MetLife Broker-Dealer," "General Information on Purchases," "How to Redeem Shares," and "Redemptions through a MetLife Broker-Dealer."

The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposal of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.


Net Asset Value Determination


The net asset value of the Fund is determined daily as of 12 noon Eastern time on each day the NYSE and the Fund's custodian are open for business.


For the purpose of determining the price at which shares of the Fund are issued and redeemed, the net asset value per share is calculated immediately after the daily dividend declaration by: (a) valuing all securities and instruments of the Fund as set forth below; (b) deducting the Fund's liabilities; (c) dividing the resulting amount by the number of shares outstanding of the Fund; and (d) rounding the per share net asset value to the nearest whole cent. As discussed below, it is the intention of the Fund to maintain a net asset value per share of $1.00 for the Fund.

The debt instruments held in the Fund's portfolio is valued on the basis of amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the entire portfolio. During periods of declining interest rates, the daily yield for the Fund, computed as described under the caption "Dividends and Tax Matters" below, may be higher than a similar computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio instruments. Thus, if the use of amortized cost by the Fund results in a lower aggregate portfolio value for the Fund on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.


The valuation of portfolio instruments based upon their amortized cost, the calculation of the Fund's per share net asset value to the nearest whole cent and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC, which require the Fund to adhere to certain conditions. The Fund maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases only instruments having remaining maturities of 397 days or less and invests only in securities determined by the Manager to be of high quality with minimal credit risk. The Board is required to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share at $1.00 as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's portfolio holdings by the Board, at such intervals as it may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the shares of the Fund. In the event the Board determines that such a deviation exists for the Fund, it will take such corrective action as it deems necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.


DIVIDENDS AND TAX MATTERS

Dividends


All of the net income earned by the Fund is declared daily as dividends to the respective holders of record of the Fund. Net income for the Fund for dividend purposes (from the time of the immediately preceding determination thereof) consists of (a) interest accrued and discount earned, if any, on the assets of the Fund and any general income of the

Company prorated to the Fund based on the relative net assets of the Fund, less
(b) amortization of premium and accrued expenses for the applicable dividend period attributable directly to the Fund and general expenses of the Company prorated to the Fund based on the relative net assets of the Fund. The amount of discount or premium on instruments in the Fund's portfolio is fixed at the time of purchase of the instruments. See "Net Asset Value Determination" above. Realized gains and losses on portfolio securities held by the Fund will be reflected in the net asset value of the Fund. The Fund expects to distribute any net realized short-term gains at least once each year, although it may distribute them more frequently if necessary in order to maintain its net asset value at $1.00 per share. The Fund does not expect to realize net long-term capital gains.

Should the Fund incur or anticipate any unusual expense, loss or depreciation that would adversely affect the net asset value per share or net income per share of the Fund for a particular period, the Board of Directors would at that time consider whether to adhere to the dividend policy described above or to revise it in light of then prevailing circumstances. For example, if the net asset value per share of the Fund were reduced, or was anticipated to be reduced, below $1.00, the Board may suspend further dividend payments with respect to the Fund until the net asset value per share returns to $1.00. Thus, such expense or loss or depreciation might result in a shareholder receiving no dividends for the period during which he or she held shares of the Fund and/or in his or her receiving upon redemption a price per share lower than the price that he or she paid.


Dividends on the Fund's shares are normally payable on the date that a share purchase or exchange order is effective and not on the date that a redemption order is effective. The net income of the Fund for dividend purposes is determined as of 12:00 noon Eastern time on each "business day" of the Fund, as defined in each Prospectus and immediately prior to the determination of the Fund's net asset value on that day. Dividends are declared daily and reinvested in additional full and fractional shares of the Fund at net asset value. A shareholder may elect to have the declared dividends paid monthly to him by check.

Tax Matters

The following is only a summary of certain additional federal income tax considerations generally affecting the Fund and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussions here and in each Prospectus are not intended as substitutes for careful tax planning.

Qualification as a Regulated Investment Company

The Fund has elected to be taxed as a regulated investment company for federal income tax purposes under Subchapter M of the Code. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (i.e., taxable interest, dividends and other taxable ordinary income, net of expenses) and capital gain net income (i.e., the excess of capital gains over capital losses) that it distributes to shareholders, provided that it distributes at least 90% of its investment company taxable income (i.e., net investment income and the excess of net short-term capital gain over net long-term capital loss) and satisfies certain other requirements of the Code that are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within twelve months after the close of the taxable year, will be considered distributions of income and gains of the taxable year and will therefore count toward satisfaction of the Distribution Requirement.


If a Fund has a net capital loss (i.e., the excess of capital losses over capital gains) for any year, the amount thereof may be carried forward up to eight years and treated as a short-term capital loss which can be used to offset capital gains in such years. Under Code Section 382, if a Fund has an "ownership change," its use of its capital loss carryforwards in any year following the ownership change will be limited to an amount equal to the net asset value of the Fund immediately prior to the ownership change multiplied by the highest adjusted long-term tax-exempt rate (which is published monthly by the IRS) in effect for any month in the 3-calendar-month period ending with the calendar month in which the ownership change occurs (the rate for July 2002 is 5.01%). The Fund will use its best efforts to avoid having an ownership change. However, because of circumstances that may be beyond the control of the Fund, there can be no assurance that the Fund will not have, or has not already had, an ownership change. If the Fund has or has had an ownership change, any capital gain net income for any year following the ownership change in excess of the annual limitation on the capital loss carryforwards will have to be distributed by the Fund and will be taxable to shareholders as described under "Fund Distributions" below.


In addition to satisfying the Distribution Requirement, a regulated investment company must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "Income Requirement").


In general, gain or loss recognized by the Fund on the disposition of an asset will be a capital gain or loss. In addition, gain will be recognized as a result of certain constructive sales, including short sales "against the box." However, gain recognized on the disposition of a debt obligation (including municipal obligations) purchased by the Fund at a market discount (generally, at a price less than its principal amount) will be treated as ordinary income to the extent of the portion of the market discount that accrued during the period of time the Fund held the debt obligation.

Further, the Code also treats as ordinary income a portion of the capital gain attributable to a transaction where substantially all of the return realized is attributable to the time value of the Fund's net investment in the transaction and: (1) the transaction consists of the acquisition of property by the Fund and a contemporaneous contract to sell substantially identical property in the future; (2) the transaction is a straddle within the meaning of Section 1092 of the Code; (3) the transaction is one that was marketed or sold to the Fund on the basis that it would have the economic characteristics of a loan but the interest-like return would be taxed as capital gain; or (4) the transaction is described as a conversion transaction in the Treasury Regulations. The amount of the gain recharacterized generally will not exceed the amount of the interest that would have accrued on the net investment for the relevant period at a yield equal to 120% of the federal long-term, mid-term, or short-term rate, depending upon the type of instrument at issue, reduced by an amount equal to prior inclusions of ordinary income items from the conversion transaction. Under Treasury Regulations that may be issued in the future, the recharacterized gain may also be reduced for the capital interest on acquisition indebtedness under Code Section 263(g). Built-in losses will be preserved where the Fund has a built-in loss with respect to property that becomes a part of a conversion transaction. No authority exists that indicates that the converted character of the income would not be passed through to the Fund's shareholders.


In general, for purposes of determining whether capital gain or loss recognized by the Fund on the disposition of an asset is long-term or short-term, the holding period of the asset may be affected if (1) the asset is used to close a "short sale" (which includes for certain purposes the acquisition of a put option) or is substantially identical to another asset so used, (2) the asset is otherwise held by the Fund as part of a "straddle" (which term generally excludes a situation where the asset is stock and the Fund grants a qualified covered call option (which, among other things, must not be deep-in-the-money) with respect thereto) or (3) the asset is stock and the Fund grants an in-the-money qualified covered call option with respect thereto. In addition, a Fund may be required to defer the recognition of a loss on the disposition of an asset held as part of a straddle to the extent of any unrecognized gain on the offsetting position.

Any gain recognized by a Fund on the lapse of, or any gain or loss recognized by a Fund from a closing transaction with respect to, an option written by the Fund will be treated as a short-term capital gain or loss.

Certain transactions that may be engaged in by the Fund (such as regulated futures contracts and options on futures contracts) will be subject to special tax treatment as "Section 1256 contracts." Section 1256 contracts are treated as if they are sold for their fair market value on the last business day of the taxable year, even though a taxpayer's obligations (or rights) under such contracts have not terminated (by delivery, exercise, entering into a closing transaction or otherwise) as of such date. Any gain or loss recognized as a consequence of the year-end deemed disposition of Section 1256 contracts is taken into account for the taxable year together with any other gain or loss that previously was recognized upon the termination of Section 1256 contracts during that taxable year. Any capital gain or loss for the taxable year with respect to Section 1256 contracts (including any capital gain or loss arising as a consequence of the year-end deemed sale of such contracts) is generally treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. A Fund, however, may elect not to have this special tax treatment apply to
Section 1256 contracts that are part of a "mixed straddle" with other investments of the Fund that are not Section 1256 contracts.

Treasury Regulations permit a regulated investment company, in determining its investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) for any taxable year, to elect (unless it made a taxable year election for excise tax purposes as discussed below) to treat all or any part of any net capital loss, any net long-term capital loss or any net foreign currency loss incurred after October 31 as if it had been incurred in the succeeding year.


In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under this test, at the close of each quarter of the Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to each of which the Fund has not invested more than 5% of the value of the Fund's total assets in securities of such issuer and does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies), or in two or more issuers that the Fund controls and that are engaged in the same or similar trades or businesses. Generally, an option (call or put) with respect to a security is treated as issued by the issuer of the security, not the issuer of the option. For purposes of asset diversification testing, obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government such as the Federal Agricultural Mortgage Corporation, the Farm Credit System Financial Assistance Corporation, a Federal Home Loan Bank, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Government National Mortgage Corporation, and the Student Loan Marketing Association are treated as U.S. Government securities.


If for any taxable year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for distributions to shareholders, and such distributions will be taxable to the shareholders as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits. Such distributions generally will be eligible for the dividends-received deduction in the case of corporate shareholders.

Excise Tax on Regulated Investment Companies

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to 98% of ordinary taxable income for the calendar year and 98% of capital gain net income for the one-year period ended on October 31 of such calendar year (or, at the election of a regulated investment company having a taxable year ending November 30 or December 31, for its taxable year (a "taxable year election")). (Tax-exempt interest on municipal obligations is not subject to the excise tax.) The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a regulated investment company is treated as having distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year.

For purposes of the excise tax, a regulated investment company shall: (1) reduce its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) exclude foreign currency gains and losses incurred after October 31 of any year (or after the end of its taxable year if it has made a taxable year election) in determining the amount of ordinary taxable income for the current calendar year (and, instead, include such gains and losses in determining ordinary taxable income for the succeeding calendar year).

The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. However, investors should note that the Fund may in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Such distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes, but they will not qualify for the 70% dividends-received deduction for corporate shareholders.

The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. Net capital gain that is distributed and designated as a capital gain dividend will be taxable to shareholders as long-term capital gain, regardless of the length of time the shareholder has held his shares or whether such gain was recognized by the Fund prior to the date on which the shareholder acquired his shares.

Conversely, if the Fund elects to retain its net capital gain, the Fund will be taxed thereon (except to the extent of any available capital loss carryovers) at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, it is expected that the Fund also will elect to have shareholders of record on the last day of its taxable year treated as if each received a distribution of his pro rata share of such gain, with the result that each shareholder will be required to report his pro rata share of such gain on his tax return as long-term capital gain, will receive a refundable tax credit for his pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his shares by an amount equal to the deemed distribution less the tax credit.

Distributions by the Fund that do not constitute ordinary income dividends, exempt-interest dividends, or capital gain dividends will be treated as a return of capital to the extent of (and in reduction of) the shareholder's tax basis in his shares; any excess will be treated as gain realized from a sale of the shares, as discussed below.

Distributions by the Fund will be treated in the manner described above regardless of whether such distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date. In addition, if the net asset value at the time a shareholder purchases shares of the Fund reflects realized but undistributed income or gain, or unrealized appreciation in the value of the assets held by the Fund, distributions of such amounts will be taxable to the shareholder in the manner described above, although such distributions economically constitute a return of capital to the shareholder.

Ordinarily, shareholders are required to take distributions by the Fund into account in the year in which they are made. However, dividends declared in October, November or December of any year and payable to shareholders of record on a specified date in such a month will be deemed to have been received by the shareholders (and made by the Fund) on December 31 of such calendar year provided such dividends are actually paid in January of the following year. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) to them during the year.

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury a portion of ordinary income dividends and capital gain dividends, and the proceeds of redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number, (2) who is subject to backup withholding for failure properly to report the receipt of interest or dividend income, or (3) who has failed to certify to the Fund that it is not subject to backup withholding or that it is an "exempt recipient" (such as a corporation).

Sale or Redemption of Shares


The Fund seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that the Funds will be able to maintain such value. If the net asset value deviates from $1.00 per share, a shareholder will recognize gain or loss on the sale or redemption of shares of the Fund in an amount equal to the difference between the proceeds of the sale or redemption and the shareholder's adjusted tax basis in the shares. All or a portion of any loss so recognized may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the sale or redemption. In general, any gain or loss arising from (or treated as arising from) the sale or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year. However, any capital loss arising from the sale or redemption of shares held for six months or less will be disallowed to the extent of the amount of exempt-interest dividends received with respect to such shares and (to the extent not disallowed) will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on such shares. For this purpose, the special holding period rules of Code Sections 246(c)(3) and (4) generally will apply in determining the holding period of shares. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a noncorporate taxpayer, $3,000 of ordinary income.


Foreign Shareholders

Taxation of a shareholder who, as to the United States, is a nonresident alien individual, foreign trust or estate, foreign corporation, or foreign partnership ("foreign shareholder"), depends on whether the income from the Fund is "effectively connected" with a U.S. trade or business carried on by such shareholder.

If the income from the Fund is not effectively connected with a U.S. trade or business carried on by a foreign shareholder, ordinary income dividends paid to the shareholder will be subject to U.S. withholding tax at the rate of 30% (or lower applicable treaty rate) on the gross amount of the dividend. Such a foreign shareholder would generally be exempt from U.S. federal income tax on gains realized on the sale or redemption of shares of a Fund, capital gain dividends, exempt-interest dividends, and amounts retained by the Fund that are designated as undistributed capital gains.

If the income from the Fund is effectively connected with a U.S. trade or business carried on by a foreign shareholder, then ordinary income and capital gain dividends received in respect of, and any gains realized upon the sale of, shares of the Fund will be subject to U.S. federal income tax at the rates applicable to U.S. taxpayers.

In the case of a noncorporate foreign shareholder, the Fund may be required to withhold U.S. federal income tax at the applicable withholding rate on distributions that are otherwise exempt from withholding (or subject to withholding at a reduced treaty rate), unless the shareholder furnishes the Fund with proper notification of its foreign status.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described herein. Foreign shareholders are urged to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of foreign taxes.

Effect of Future Legislation and Local Tax Considerations


The foregoing general discussion of U.S. federal income tax consequences is based on the Code and Treasury Regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect.


Rules of state and local taxation of ordinary income dividends, exempt-interest dividends and capital gain dividends from regulated investment companies may differ from the rules for U.S. federal income taxation described above. Shareholders are urged to consult their tax advisers as to the consequences of these and other state and local tax rules affecting investment in the Fund.

YIELD INFORMATION

The yield for the Fund can be obtained by calling Broker Dealer Services toll free at (800) 638-8378. Quotations of yield on the Fund may also appear from time to time in the financial press and in advertisements.

The current yields quoted will be the net average annualized yield for an identified period, usually seven consecutive calendar days. Yield for a Fund will be computed by assuming that an account was established with a single share of such Fund (the "Single Share Account") on the first day of the period. To arrive at the quoted yield, the net change in the value of that Single Share Account for the period (which would include dividends accrued with respect to the share, and dividends declared on shares purchased with dividends accrued and paid, if any, but would not include realized gains and losses or unrealized appreciation or depreciation) will be multiplied by 365 and then divided by the number of days in the period, with the resulting figure carried to the nearest hundredth of 1%. The Fund may also furnish a quotation of effective yield for the Fund that assumes the reinvestment of dividends for a 365 day year and a return for the entire year equal to the average annualized yield for the period, which will be computed by compounding the unannualized current yield for the period by adding 1 to the unannualized current yield, raising the sum to a power equal to 365 divided by the number of days in the period, and then subtracting 1 from the result. Historical yields are not necessarily indicative of future yields. Rates of return will vary as interest rates and other conditions affecting money market instruments change. Yields also depend on the quality, length of maturity and type of instruments in the Fund's portfolio and the Fund's operating expenses. Quotations of yields will be accompanied by information concerning the average weighted maturity of the Fund. Comparison of the quoted yields of various investments is valid only if yields are calculated in the same manner and for identical limited periods. When comparing the yield for the Fund with yields quoted with respect to other investments, shareholders should consider (a) possible differences in time periods, (b) the effect of the methods used to calculate quoted yields, (c) the quality and average-weighted maturity of portfolio investments, expenses, convenience, liquidity and other important factors, and (d) the taxable or tax-exempt character of all or part of dividends received.

PORTFOLIO TRANSACTIONS


The Manager is responsible for decisions to buy and sell securities for the Fund, broker-dealer selection and negotiation of commission rates. Since purchases and sales of portfolio securities by the Fund are usually principal transactions, the Fund incurs little or no brokerage commissions. Portfolio securities are normally purchased directly from the issuer or from a market maker for the securities. The purchase price paid to dealers serving as market makers may include a spread between the bid and asked prices. The Fund may also purchase securities from underwriters at prices that include a commission paid by the issuer to the underwriter.


The Fund does not seek to profit from short-term trading, and will generally (but not always) hold portfolio securities to maturity. However, the Manager may seek to enhance the yield of the Fund by taking advantage of yield disparities or other factors that occur in the money market. For example, market conditions frequently result in similar securities trading at different prices. The Manager may dispose of any portfolio security prior to its maturity if such disposition and reinvestment of proceeds are expected to enhance yield consistent with the Manager's judgment as to desirable portfolio maturity structure or if such disposition is believed to be advisable due to other circumstances or conditions. The Fund is required to maintain an average weighted portfolio maturity of 90 days or less and purchase only instruments having remaining maturities of 13 months or less. Both may result in relatively high portfolio turnover, but since brokerage commissions are not normally paid on Money Market Obligations, the high rate of portfolio turnover is not expected to have a material effect on the Fund's net income or expenses.

Allocation of transactions, including their frequency, to various dealers is determined by the Manager in its best judgment and in a manner deemed to be in the best interest of shareholders of the Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.


The Manager and its affiliates manage several other investment accounts, some of which may have objectives similar to the Fund's. It is possible that at times, identical securities will be acceptable for one or more of such investment accounts. However, the position of each account in the securities of the same issue may vary and the length of time that each account may choose to hold its investment in the securities of the same issue may likewise vary. The timing and amount of purchase by each account will also be determined by its cash position. If the purchase or sale of securities consistent with the investment policies of the Fund and one or more of these accounts is considered at or about the same time, transactions in such securities will be allocated in good faith among the Fund and such accounts in a manner deemed equitable by the Manager. The Manager may combine such transactions, in accordance with applicable laws and regulations, in order to obtain the best net price and most favorable execution. The allocation and combination of simultaneous securities purchases on behalf of the three Funds will be made in the same way that such purchases are allocated among or combined with those of other Reich & Tang accounts. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security that it seeks to purchase or sell.

Provisions of the 1940 Act and rules and regulations thereunder have also been construed to prohibit the Fund's purchasing securities or instruments from or selling securities or instruments to, any holder of 5% or more of the voting securities of any investment company managed by the Manager. The Fund has obtained an order of exemption from the SEC that would permit the Fund to engage in transactions with such a 5% holder, if the 5% holder is one of the 50 largest U.S. banks measured by deposits. Purchases from these 5% holders will be subject to quarterly review by the Board, including Disinterested Directors. Additionally, such purchases and sales will be subject to the following conditions: (1) the Fund will maintain and preserve a written copy of the internal control procedures for the monitoring of such transactions, together with a written record of any such transactions setting forth a description of the security purchased or sold, the identity of the purchaser or seller, the terms of the purchase or sale transaction and the information or materials upon which the determinations to purchase or sell each security were made; (2) each security to be purchased or sold by the Fund will be: (i) consistent with the Fund's investment policies and objective; (ii) consistent with the interests of shareholders of the Fund; and (iii) comparable in terms of quality, yield, and maturity to similar securities purchased or sold during a comparable period of time; (3) the terms of each transaction will be reasonable and fair to shareholders of the Fund and will not involve overreaching on the part of any person; and (4) each commission, fee, spread or other remuneration received by a 5% holder will be reasonable and fair compared to the commission, fee, spread or other remuneration received by other brokers or dealers in connection with comparable transactions involving similar securities purchased or sold during a comparable period of time and will not exceed the limitations set forth in
Section 17(e)(2) of the 1940 Act.


THE FUND AND ITS SHARES


The shares of the Fund are divided into five classes:


Cortland General Money Market Fund Class
Short Term Fund General Class
Short Term Fund Premiere Class
CIBC Primary Reserve Fund Class
Pilgrim General Money Market Fund Class


The Fund issues shares of common stock in the Company. Shares of the Company have equal rights with respect to voting, except that the holders of shares of a particular Fund will have the exclusive right to vote on matters affecting only the rights of the holders of such Fund. Each share of the Fund bears equally the expenses of the Fund.

As used in each Prospectus, the term "majority of the outstanding shares" of the Company or of the Fund means, respectively, the vote of the lesser of (i) 67% or more of the shares of the Company or the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Company or the Fund are present or represented by proxy or (ii) more than 50% of the outstanding shares of the Company or the Fund.

Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Company voting together for the election of directors may elect all of the members of the Board. In such event, the remaining holders cannot elect any members of the Board.

The Board may classify or reclassify any unissued shares to create a new class or classes in addition to those already authorized by setting or changing in any one or more respects, from time to time, prior to the issuance of such shares, the preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, of such shares. Any such classification or reclassification will comply with the provisions of the 1940 Act. Each Fund share is entitled to participate pro rata in the dividends and distributions from that Fund. Additional information concerning the rights of share ownership is set forth in each Prospectus.

The assets received by the Company for the issue or sale of shares of the Fund and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to the Fund, and constitute the underlying assets of the Fund. The underlying assets of the Fund are segregated and are charged with the expenses with respect to the Fund and with a share of the general expenses of the Fund as described below under "Expenses." While the expenses of the Company are allocated to the separate books of account of the Fund, certain expenses may be legally chargeable against the assets of all three Funds. Also, certain expenses may be allocated to a particular class of the Fund. See "Expenses".


The Articles of Incorporation provide that to the fullest extent that limitations on the liability of Directors and officers are permitted by the Maryland General Corporation Law, no Director or officer of the Company shall have any liability to the Company or to its shareholders for damages.

The Articles of Incorporation further provide that the Company shall indemnify and advance expenses to its current and former Directors to the fullest extent that indemnification of directors is permitted by the Maryland General Corporation Law; that the Company shall indemnify and advance expenses to its officers to the same extent as its directors and to such further extent as is consistent with law and that the Board may through By-law, resolution or agreement make further provisions for indemnification of directors, officers, employees and agents to the fullest extent permitted by the Maryland General Corporation Law. However, nothing in the Articles of Incorporation protects any Director or officer of the Company against any liability to the Company or to its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

As described in each Prospectus, the Company will not normally hold annual shareholders' meetings. Under Maryland law and the Company's By-Laws, an annual meeting is not required to be held in any year in which the election of Directors is not required to be acted upon under the 1940 Act. At such time as less than a majority of the Directors have been elected by the shareholders, the directors then in office will call a shareholders' meeting for the election of Directors.

Except as otherwise disclosed in each Prospectus and in this SAI, the Directors shall continue to hold office and may appoint their successors.

INVESTMENT RATINGS

The following is a description of the two highest commercial paper, bond, municipal bond and other short- and long-term categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies ("S&P"), Moody's Investors Service ("Moody's") and Fitch Investors Service, Inc. ("Fitch"):

Commercial Paper and Short-Term Ratings

The designation A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.

The rating Prime-1 (P-1) is the highest commercial paper rating assigned by Moody's. Issuers of P-1 paper must have a superior capacity for repayment of short-term promissory obligations, and ordinarily will be evidenced by leading market positions in well established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating F1 (highest credit quality) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest capacity for timely payment of financial commitments. The rating F2 (good credit quality) is the second highest commercial paper rating assigned by Fitch, which reflects a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

Bond and Long-Term Ratings

Bonds rated AAA are considered by S&P to be the highest grade obligations and possess an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P are judged by S&P to have a very strong capacity to pay principal and interest, and in the majority of instances, differ only in small degrees from issues rated AAA.


Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Bonds Rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than Aaa bonds because margins of protection may not be as large or fluctuations of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger. Moody's applies numerical modifiers 1, 2 and 3 in the Aa rating category. The modifier 1 indicates a ranking for the security in the higher end of this rating category, the modifier 2 indicates a mid-range ranking, and the modifier 3 indicates a ranking in the lower end of the rating category.


Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to but slight market fluctuation other than through changes in interest rates. `AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

                                     PART C

                                OTHER INFORMATION

Item 23  Exhibits:

(a) Articles of Incorporation of Registrant filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.


(a.1) Articles Supplementary filed with Maryland on July 30, 2002, filed herewith.


(b) By Laws of Registrant filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(c) In response to this item, Registrant incorporates by reference the following provisions of its Articles of Incorporation and By-Laws, incorporated by reference herein as Exhibits (a) and (b), respectively, defining the rights of Registrant's stockholders: Articles Sixth and Eighth of the Articles of Incorporation and Article I of the By-Laws.

(d) Management/Investment Advisory Agreements between the Registrant and Reich & Tang Asset Management L.P. filed as an Exhibit to Form N-SAR on May 30, 2001 (Accession No. 759699-01-500066) and is hereby incorporated by reference.

(e) Distribution Agreements between the Registrant and Reich & Tang Distributors, Inc. filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference.

(f)    None.

(g) Custodian Agreement between Registrant and The Bank of New York filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference.

(h) Transfer Agency Agreement between Registrant and Reich & Tang Services L.P. filed as an Exhibit to Post-Effective Amendment No. 33 on July 26, 2001 and is hereby incorporated by reference.

(i) Opinion and Consent of Spengler Carlson Gubar Brodsky & Frischling filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.


(i.1) Opinion of Counsel to the effect that shares of the U.S. Government Fund are permissible investments for federal credit unions filed as an Exhibit to Post-Effective Amendment No. 6 on August 22, 1988 and is hereby incorporated by reference.


(i.2) Opinion of Counsel to the effect that the Tax-Free Money Market Fund will be considered the owner of Municipal Securities subject to Stand-by Commitments for federal income tax purposes filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(i.3)  Consent of counsel filed herewith.


(j)    Not applicable.


(k)    Not applicable.

(l) Letter agreement concerning initial subscription of $100,000 of shares filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

(m) Form of Amended Plans of Distribution and Forms of Related Service Agreements [filed as Exhibits to Registrant's Registration Statement on Form N-14 (File No. 33-314322) on June 21, 1991 and is hereby incorporated by reference].

(m.1) Plan of Distribution (Short Term Fund General and Premiere Shares) filed herewith.

(m.2) Form of Plan of Distribution (CIBC World Markets Primary, Government and Municipal Reserve Fund) to be filed by amendment.

(m.3) Form of Proprietary Class Sub-Distribution and Service Agreement filed herewith.

(n)    Form of Rule 18f-3 Multi-Class Plan filed herewith.

(p)    Not applicable.

Item 24. Persons Controlled by or under Common Control with Registrant


     No such persons.


Item 25. Indemnification

     Registrant incorporates herein by reference the response to Item 25 in Post Effective Amendment No. 32 to the Registration Statement filed with the Commission on July 28, 2000.

Item 26. Business and Other Connections of Investment Advisor

     The description of Reich & Tang Asset Management, LLC ("RTAMLLC") under the caption "Management, Organization and Capital Structure" in the Prospectus, and "Investment Manager" in the Statement of Additional Information of the Registration Statement is incorporated herewith by reference.

     RTAMLLC is a limited liability company that is a wholly-owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCIAMNA"). CDCIAMNA is the managing member of and owner of a 99.5% membership interest in RTAMLLC. CDC IXIS Asset Management Holdings, LLC, wholly-owned by CDCIAMNA, is the owner of the remaining 0.5% interest in RTAMLLC.

     Peter S. Voss is a Manager of RTAMLLC. Mr. Voss was a Director of Reich & Tang Asset Management, Inc. from July 1994 and President from August 1994 to March 2001. Reich & Tang Asset Management, Inc. was the general partner of Reich & Tang Asset Management, L.P. (the predecessor of RTAMLLC). He also is President and Chief Executive Officer of CDCIAMNA; a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US, LLC ("CDCIAMUS"), the general partner of CDCIAMNA; and a Director and the President and Chief Executive Officer of CDC IXIS Asset Management US Corporation ("CDCIAMUSC"), the majority interest holder in CDCIAMNA and the sole interest holder in CDCIAMUS. Mr. Voss was President and Chief Executive Officer of Nvest Corporation and its general partner, Nvest, L.P., and Nvest, L.P.'s predecessor from October 1992 to October 2000. He is also Chairman of the Board of Directors of CDCIAMNA's subsidiaries other than Loomis, Sayles & Company, L.P. where he serves as a Director, and Chairman of the Board of Trustees of all of the mutual funds in the TNE Fund Group and the Zenith Funds. CDCIAMNA, CDCIAMUS, and CDCIAMUSC are located at 399 Boylston Street, Boston, MA 02116.


     G. Neal Ryland is a Manager of RTAMLLC. Mr. Ryland was a Director of Reich & Tang Asset Management, Inc. from July 1994 until March 2001. He is also Executive Vice President and Chief Financial Officer of CDCIAMNA and CDCIAMUSC. Mr. Ryland was Executive Vice President, Treasurer and Chief Financial Officer of Nvest Corporation and Nvest, L.P. from July 1993 to December 1996, and Executive Vice President and Chief Financial Officer of those two companies from December 1996 to October 2000.


     Beverly M. Beardon is a Manager of RTAMLLC. She is also Senior Vice President, Human Resources, of CDCIAMNA since 1993. Ms. Beardon was Second Vice President of the New England (NE Mutual Insurance Company) from March 1983 to September 1993.


     Steven W. Duff is a Manager and President of RTAMLLC and is President and Chief Executive Officer of the Mutual Funds division. Mr. Duff has been associated with RTAMLLC and its predecessors since August 1994. Mr. Duff is President and a Director/Trustee of 11 funds in the Reich & Tang Fund Complex, Director of Pax World Money Market Fund, Inc., Executive Vice President of Delafield Fund, Inc. and President and Chief Executive Officer of Tax Exempt Proceeds Fund, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.


     Richard E. Smith, III is a Manager of RTAMLLC and is President and Chief Operating Officer of the Capital Management division. Mr. Smith has been associated with RTAMLLC and its predecessors since July 1994.

     Richard DeSanctis is Executive Vice President, Chief Financial Officer and Treasurer of RTAMLLC. Mr. DeSanctis has been associated with RTAMLLC and its predecessors since December 1990. Mr. DeSanctis is also Treasurer and Assistant Secretary of 13 funds in the Reich & Tang Fund Complex and Vice President and Treasurer of Cortland Trust, Inc. These funds are all located at 600 Fifth Avenue, New York, NY 10020.


     Rosanne Holtzer is Senior Vice President of the Mutual Funds division of RTAMLLC. Ms. Holtzer has been associated with RTAMLLC and its predecessors since June 1986 and is also Secretary and Assistant Treasurer of 14 funds in the Reich & Tang Fund Complex. These funds are all located at 600 Fifth Avenue, New York, NY 10020.

Item 27. Principal Underwriters

     (a) Reich & Tang Distributors, Inc., the Registrant's Distributor, is also distributor for California Daily Tax Free Income Fund, Inc., Connecticut Daily Tax Free Income Fund, Inc., Daily Tax Free Income Fund, Inc., Delafield Fund, Inc., Florida Daily Municipal Income Fund, Institutional Daily Income Fund, New Jersey Daily Municipal Income Fund, Inc., New York Daily Tax Free Income Fund, Inc., Pax World Money Fund, Inc., Short Term Income Fund, Inc., and Tax Exempt Proceeds Fund, Inc.


     (b) The following are the directors and officers of Reich & Tang Distributors, Inc. The principal business address of Messrs. Voss, Ryland, and Wadsworth is 399 Boylston Street, Boston, Massachusetts 02116. For all other persons, the principal business address is 600 Fifth Avenue, New York, New York 10020.

                         Positions and Office              Positions and Offices
Name                     With the Distributor              With Registrant
----                     --------------------              ---------------

Peter S. Voss            Director                          None

G. Neal Ryland           Director                          None

Richard E. Smith III     President, Director
                          And Chief Compliance Officer     None

Steven W. Duff           Director                          President and Director

Richard DeSanctis        Executive Vice President, Chief   Vice President, Treasurer
                          Financial Officer and Treasurer   and Assistant Secretary

Robert Cappolla          Executive Vice President          None

Rosanne Holtzer          Vice President                    Secretary and Assistant Treasurer

Richard I. Weiner        Vice President                    None


     (c) Not applicable.


Item 28. Location of Accounts and Records

     Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained in the physical possession of the Registrant at Reich & Tang Asset Management LLC, 600 Fifth Avenue, New York, New York 10020, the Registrant's manager, at The Bank of New York, 100 Church Street, New York, New York 10286, the Registrant's custodian, and at Reich & Tang Services, Inc., 600 Fifth Avenue, New York, New York 10020, the Registrant's transfer agent and dividend disbursing agent.

Item 29. Management Services

     None.


Item 30. Undertakings

     Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has met all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 22nd day of August, 2002.


                                             CORTLAND TRUST, INC.



                         By:   /s/ Steve W. Duff
                            --------------------------------------------
                              Steven W. Duff
                              President


         Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated below on August 22, 2002.


         SIGNATURE                                            TITLE


(1)      Principal Executive Officer
         and Director

         /s/ Steven W. Duff
         ------------------
         Steven W. Duff                              President & Director


(2)      Principal Financial and
         Accounting Officer:

         /s/ Richard DeSanctis
         ---------------------
         Richard DeSanctis                           Treasurer

(3)      Other Directors:

*        Albert R. Dowden  (Director)

         /s/ Carl Frischling
         -------------------
         Carl Frischling            (Director)
*        James L. Schultz           (Director)
**       William Lerner             (Director)


         By:      /s/ Jules Buchwald
                  --------------------------------------------
                  Jules Buchwald
                  Attorney-in-fact (*) (**)

* An executed copy of the power of attorney was filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.

** An executed copy of the power of attorney filed as an Exhibit to Post-Effective Amendment No. 32 on July 28, 2000 and is hereby incorporated by reference.